UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

BB&T Large Cap Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.9%)
	Consumer Discretionary (7.1%)
290,284	Comcast Corp., Class A	$4,894,188
92,000	Genuine Parts Co.	3,492,320
85,500	Staples, Inc.	2,102,445
149,500	Walt Disney Co. (The)	4,821,375

		15,310,328

	Consumer Staples (11.5%)
127,900	Campbell Soup Co.	4,323,020
68,100	CVS Caremark Corp.	2,193,501
144,900	Kraft Foods, Inc., Class A	3,938,382
53,160	PepsiCo, Inc.	3,232,128
28,700	Procter & Gamble Co. (The)	1,740,081
91,800	Sysco Corp.	2,564,892
134,000	Unilever PLC, ADR	4,274,600
48,900	Wal-Mart Stores, Inc.	2,613,705

		24,880,309

	Energy (13.7%)
48,000	Anadarko Petroleum Corp.	2,996,160
53,700	Chevron Corp.	4,134,363
102,970	ConocoPhillips	5,258,678
87,423	Exxon Mobil Corp.	5,961,374
75,300	Schlumberger, Ltd.	4,901,277
85,500	Suncor Energy, Inc.	3,019,005
41,100	Transocean, Ltd.(a)	3,403,080

		29,673,937

	Financials (12.3%)
1,905	Berkshire Hathaway, Inc. Class B(a)	6,259,830
90,000	JPMorgan Chase & Co.	3,750,300
102,000	MetLife, Inc.	3,605,700
96,000	State Street Corp.	4,179,840
56,400	Travelers Cos., Inc. (The)	2,812,104
134,000	U.S. Bancorp	3,016,340
114,000	Wells Fargo & Co.	3,076,860

		26,700,974

	Health Care (13.7%)
88,800	Abbott Laboratories	4,794,312
77,700	Baxter International, Inc.	4,559,436
63,450	Johnson & Johnson	4,086,814
116,000	Medtronic, Inc.	5,101,680
143,681	Merck & Co., Inc.	5,250,104
42,000	Teva Pharmaceutical Industries, Ltd., ADR	2,359,560
61,800	WellPoint, Inc.(a)	3,602,322

		29,754,228

	Industrials (10.8%)
251,100	ABB, Ltd., ADR(a)	4,796,010
111,600	Avery Dennison Corp.	4,072,284
75,000	Emerson Electric Co.	3,195,000
258,000	General Electric Co.	3,903,540
43,290	Lockheed Martin Corp.	3,261,902
118,100	Pall Corp.	4,275,220

		23,503,956

	Information Technology (17.8%)
231,000	Applied Materials, Inc.	3,220,140

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
164,000	Cisco Systems, Inc.(a)	$3,926,160
113,190	Corning, Inc.	2,185,699
117,000	eBay, Inc.(a)	2,754,180
3,660	Google, Inc., Class A(a)	2,269,127
42,500	Hewlett-Packard Co.	2,189,175
252,000	Intel Corp.	5,140,800
20,700	International Business Machines Corp.	2,709,630
251,868	Microsoft Corp.	7,679,455
178,100	Oracle Corp.	4,370,574
48,000	QUALCOMM, Inc.	2,220,480

		38,665,420

	Materials (5.8%)
153,000	Barrick Gold Corp.	6,025,140
90,720	E.I. du Pont de Nemours & Co.	3,054,543
44,000	Monsanto Co.	3,597,000

		12,676,683

	Telecommunication Services (4.2%)
141,000	AT&T, Inc.	3,952,230
219,000	Vodafone Group PLC, ADR	5,056,710

		9,008,940

	Utilities (2.0%)
73,500	Edison International	2,556,330
34,500	Exelon Corp.	1,686,015

		4,242,345

	Total Common Stocks (Cost $193,690,996)	214,417,120

INVESTMENT COMPANY (0.8%)
1,809,756	Federated Treasury Obligations Fund, Institutional Shares	1,809,756

	Total Investment Company (Cost $1,809,756)	1,809,756

Principal Amount
SHORT TERM INVESTMENTS (0.0%)
$396,608	BNY Institutional Cash Reserve, Series B	77,339

	Total Short Term Investments (Cost $396,608)	77,339

Total Investments — 99.7% (Cost $195,897,360)		216,304,215
Net Other Assets (Liabilities) — 0.3%		590,938

NET ASSETS — 100.0%		$216,895,153

(a)	Represents non-income producing security.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Mid Cap Value Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (96.7%)
	Consumer Discretionary (19.6%)
236,850	Chico’s FAS, Inc.(a)	$3,327,742
398,650	eBay, Inc.(a)	9,384,221
87,950	Gannett Co., Inc.	1,306,058
125,750	International Speedway Corp., Class A	3,577,587
1,075,300	Interpublic Group of Cos., Inc.(a)	7,935,714
119,300	Omnicom Group, Inc.	4,670,595
302,430	Select Comfort Corp.(a)	1,971,844
190,450	Universal Technical Institute, Inc.(a)	3,847,090
282,700	Viacom, Inc., Class B(a)	8,404,671

		44,425,522

	Energy (3.9%)
218,700	EXCO Resources, Inc.	4,643,001
192,300	Forest Oil Corp.(a)	4,278,675

		8,921,676

	Financial Services (30.3%)
88,700	Alliance Data Systems Corp.(a)(b)	5,729,133
235,200	Annaly Capital Management, Inc., REIT	4,080,720
256,100	Aspen Insurance Holdings, Ltd.	6,517,745
112,500	Assurant, Inc.	3,316,500
145,400	Assured Guaranty, Ltd.(b)	3,163,904
206,602	Endurance Specialty Holdings, Ltd.(b)	7,691,792
252,650	Fair Isaac Corp.	5,383,972
303,605	Fidelity National Information Services, Inc.	7,116,501
293,000	Leucadia National Corp.(a)	6,970,470
396,550	Marshall & Ilsley Corp.	2,161,197
68,600	MI Developments, Inc., Class A	842,408
123,190	StanCorp Financial Group, Inc.	4,930,064
117,900	Waddell & Reed Financial, Inc., Class A	3,600,666
262,400	Willis Group Holdings, Ltd.	6,922,112

		68,427,184

	Health Care (16.2%)
178,854	Covidien PLC	8,565,318
110,810	Genzyme Corp.(a)	5,430,798
305,242	IMS Health, Inc.	6,428,397
457,050	King Pharmaceuticals, Inc.(a)	5,608,004
116,200	WellPoint, Inc.(a)	6,773,298
64,150	Zimmer Holdings, Inc.(a)	3,791,906

		36,597,721

	Materials & Processing (2.4%)
197,000	Valspar Corp.	5,346,580

	Producer Durables (5.8%)
127,050	General Dynamics Corp.	8,660,999
168,200	Lexmark International, Inc., Class A(a)	4,369,836

		13,030,835

	Technology (17.1%)
159,900	Affiliated Computer Services, Inc., Class A(a)	9,544,431
455,160	CA, Inc.	10,222,894

Shares		Fair Value
COMMON STOCKS — (continued)
	Technology — (continued)
92,200	Computer Sciences Corp.(a)	$5,304,266
438,950	EarthLink, Inc.	3,647,674
140,700	Progress Software Corp.(a)	4,109,847
260,700	Synopsys, Inc.(a)	5,808,396

		38,637,508

	Utilities (1.4%)
139,100	Allegheny Energy, Inc.	3,266,068

	Total Common Stocks (Cost $202,389,958)	218,653,094

EXCHANGE TRADED FUNDS (2.0%)
120,000	iShares Russell MidCap Value Index Fund	4,437,600

	Total Exchange Traded Funds (Cost $4,350,634)	4,437,600

INVESTMENT COMPANY (1.4%)
3,193,098	Federated Treasury Obligations Fund, Institutional Shares	3,193,098

	Total Investment Company (Cost $3,193,098)	3,193,098

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.5%)
$6,363,829	Pool of Various Securities	5,762,259

	Total Securities Held as Collateral for Securities on Loan (Cost $6,363,829)	5,762,259

Total Investments — 102.6% (Cost $216,297,519)		232,046,051
Net Other Assets (Liabilities) — (2.6)%		(5,978,319)

NET ASSETS — 100.0%		$226,067,732

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of December 31, 2009.

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Mid Cap Growth Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (81.4%)
	Consumer Discretionary (13.2%)
8,300	Amazon.com, Inc.(a)	$1,116,516
45,275	American Eagle Outfitters, Inc.	768,770
56,775	Cheesecake Factory (The)(a)	1,225,772
41,400	Darden Restaurants, Inc.	1,451,898
34,500	Dick’s Sporting Goods, Inc.(a)	858,015
35,500	Guess?, Inc.	1,501,650
39,850	JOS A Bank Clothiers, Inc.(a)	1,681,272
31,800	P.F. Chang’s China Bistro, Inc.(a)(b)	1,205,538
15,925	Polo Ralph Lauren Corp.	1,289,606

		11,099,037

	Energy (11.3%)
40,925	Alpha Natural Resources, Inc.(a)	1,775,326
21,450	Anadarko Petroleum Corp.	1,338,909
104,250	EXCO Resources, Inc.	2,213,228
30,550	National Oilwell Varco, Inc.	1,346,949
31,025	Petroleo Brasileiro SA, ADR	1,479,272
27,000	Southwestern Energy Co.(a)	1,301,400

		9,455,084

	Financials (4.3%)
4,425	CME Group, Inc.	1,486,579
41,000	Piper Jaffray Cos.(a)	2,075,010

		3,561,589

	Health Care (5.6%)
46,000	Alexion Pharmaceuticals, Inc.(a)	2,245,720
15,850	Celgene Corp.(a)	882,528
85,000	Mylan, Inc.(a)(b)	1,566,550

		4,694,798

	Industrials (11.8%)
49,350	Aecom Technology Corp.(a)	1,357,125
18,700	C.H. Robinson Worldwide, Inc.	1,098,251
31,450	Duoyuan Global Water, Inc., ADR(a)(b)	1,125,595
37,200	Fluor Corp.	1,675,488
73,600	McDermott International, Inc.(a)	1,767,136
81,050	Orion Marine Group, Inc.(a)	1,706,913
57,500	Quanta Services, Inc.(a)	1,198,300

		9,928,808

	Information Technology (24.9%)
62,025	Altera Corp.	1,403,626
3,400	Baidu, Inc., ADR(a)	1,398,182
14,250	Equinix, Inc.(a)	1,512,638
43,000	KLA-Tencor Corp.	1,554,880
127,000	Marvell Technology Group, Ltd.(a)	2,635,250
91,475	Nuance Communications, Inc.(a)	1,421,521
62,400	Red Hat, Inc.(a)	1,928,160
59,100	Rovi Corp.(a)	1,883,517
24,750	SINA Corp.(a)(b)	1,118,205
65,800	VanceInfo Technologies, Inc., ADR(a)	1,264,018

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
48,525	Varian Semiconductor Equipment Associates, Inc.(a)	$1,741,077
48,825	Veeco Instruments, Inc.(a)	1,613,178
56,250	Xilinx, Inc.	1,409,625

		20,883,877

	Materials (10.3%)
17,075	Air Products & Chemicals, Inc.	1,384,100
18,825	Freeport-McMoRan Copper & Gold, Inc.(a)	1,511,459
31,725	Nucor Corp.	1,479,971
48,700	Scotts Miracle-Gro Co. (The), Class A	1,914,397
67,000	Teck Resources, Ltd., Class B(a)	2,342,990

		8,632,917

	Total Common Stocks (Cost $50,597,960)	68,256,110

EXCHANGE TRADED FUNDS (17.2%)
317,730	iShares Russell MidCap Growth Index Fund	14,405,878

	Total Exchange Traded Funds (Cost $13,252,813)	14,405,878

INVESTMENT COMPANY (2.1%)
1,804,775	Federated Treasury Obligations Fund, Institutional Shares	1,804,775

	Total Investment Company (Cost $1,804,775)	1,804,775

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (5.1%)
$4,675,385	Pool of Various Securities	4,276,770

	Total Securities Held as Collateral for Securities on Loan (Cost $4,675,385)	4,276,770

Total Investments — 105.8% (Cost $70,330,933)		88,743,533
Net Other Assets (Liabilities) — (5.8)%		(4,885,695)

NET ASSETS — 100.0%		$83,857,838

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of December 31, 2009.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Small Cap Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (85.8%)
	Consumer Discretionary (16.3%)
21,150	Buffalo Wild Wings, Inc.(a)(b)	$851,710
18,825	Cheesecake Factory (The)(b)	406,432
45,500	Hot Topic, Inc.(b)	289,380
12,175	JOS A Bank Clothiers, Inc.(b)	513,663
34,000	La-Z-Boy, Inc.(b)	324,020
35,250	Maidenform Brands, Inc.(b)	588,322
22,150	Monro Muffler Brake, Inc.	740,696
10,550	P.F. Chang’s China Bistro, Inc.(a)(b)	399,951
17,000	Polaris Industries, Inc.	741,710

		4,855,884

	Consumer Staples (3.6%)
15,000	Diamond Foods, Inc.	533,100
12,500	Sanderson Farms, Inc.	527,000

		1,060,100

	Energy (6.6%)
13,575	Alpha Natural Resources, Inc.(b)	588,884
15,000	Arena Resources, Inc.(b)	646,950
36,500	Rosetta Resources, Inc.(b)	727,445

		1,963,279

	Financials (7.6%)
51,000	Dime Community Bancshares	597,720
113,000	Fortress Investment Group, LLC, Class A(a)(b)	502,850
37,300	NewAlliance Bancshares, Inc.	447,973
13,850	Piper Jaffray Cos.(b)	700,949

		2,249,492

	Health Care (6.5%)
11,300	Alexion Pharmaceuticals, Inc.(b)	551,666
29,950	American Medical Systems Holdings, Inc.(b)	577,736
63,500	Geron Corp.(a)(b)	352,425
8,300	Haemonetics Corp.(b)	457,745

		1,939,572

	Industrials (18.8%)
19,395	Curtiss-Wright Corp.	607,451
10,600	Duoyuan Global Water, Inc., ADR(a)(b)	379,374
46,650	GrafTech International, Ltd.(b)	725,408
59,600	LaBarge, Inc.(b)	718,180
20,000	Marten Transport, Ltd.(b)	359,000
12,000	Moog, Inc., Class A(b)	350,760
20,000	MYR Group Inc.(b)	361,600
36,875	Orion Marine Group, Inc.(b)	776,587
24,000	RBC Bearings, Inc.(b)	583,920
14,500	Regal-Beloit Corp.	753,130

		5,615,410

	Information Technology (23.6%)
51,550	Aruba Networks, Inc.(b)	549,523
4,825	Equinix, Inc.(b)	512,174
45,000	Harris Stratex Networks, Inc.(b)	310,950
23,200	Longtop Financial Technologies, Ltd., ADR(a)(b)	858,864
31,100	Nuance Communications, Inc.(b)	483,294
20,050	Rovi Corp.(b)	638,994

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
12,300	Silicon Laboratories, Inc.(b)	$594,582
16,450	TNS, Inc.(b)	422,600
27,800	VanceInfo Technologies, Inc., ADR(b)	534,038
16,575	Varian Semiconductor Equipment Associates, Inc.(b)	594,711
22,200	Veeco Instruments, Inc.(b)	733,488
14,225	VistaPrint NV(b)	805,988

		7,039,206

	Materials (2.8%)
61,000	Omnova Solutions, Inc.(b)	373,930
12,000	Scotts Miracle-Gro Co. (The), Class A	471,720

		845,650

	Utilities (0.0%)
1	UIL Holdings Corp.	28

	Total Common Stocks (Cost $20,883,176)	25,568,621

EXCHANGE TRADED FUNDS (12.6%)
33,675	iShares Dow Jones US Regional Banks Index Fund	701,114
49,281	iShares Russell 2000 Index Fund	3,068,235

	Total Exchange Traded Funds (Cost $3,550,151)	3,769,349

INVESTMENT COMPANY (2.0%)
590,811	Federated Treasury Obligations Fund, Institutional Shares	590,811

	Total Investment Company (Cost $590,811)	590,811

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (8.5%)
$2,697,306	Pool of Various Securities	2,518,136

	Total Securities Held as Collateral for Securities on Loan (Cost $2,697,306)	2,518,136

Total Investments — 108.9% (Cost $27,721,444)		32,446,917
Net Other Assets (Liabilities) — (8.9)%		(2,649,950)

NET ASSETS — 100.0%		$29,796,967

(a)	Represents that all or a portion of the security was on loan as of December 31, 2009.
(b)	Represents non-income producing security.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

BB&T International Equity Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (96.1%)
	Australia (6.0%)
52,825	Alumina, Ltd.(a)	$85,869
14,707	AMP, Ltd.	88,331
35,910	Asciano Group(a)	57,806
16,528	Australia & New Zealand Banking Group, Ltd.	334,904
23,048	BHP Billiton, Ltd.	876,967
29,463	BlueScope Steel, Ltd.	80,721
3,386	Boral, Ltd.	17,870
6,192	Brambles, Ltd.	37,341
9,316	Commonwealth Bank of Australia	452,244
7,258	Fortescue Metals Group, Ltd.(a)	28,546
13,915	Insurance Australia Group, Ltd.	49,695
989	Macquarie Group, Ltd.	42,134
19,592	Macquarie Infrastructure Group	23,202
75,579	MAp Group	203,406
15,482	National Australia Bank, Ltd.	375,680
3,876	Newcrest Mining, Ltd.	122,075
7,127	Qantas Airways, Ltd.	18,908
23,919	Rio Tinto, Ltd.	1,587,680
6,977	Suncorp-Metway, Ltd.	53,709
11,128	Toll Holdings, Ltd.	86,405
8,732	Wesfarmers, Ltd.	242,717
18,159	Westpac Banking Corp.	407,862

		5,274,072

	Austria (1.3%)
89	Andritz AG	5,131
10,111	Erste Group Bank AG	375,714
3,035	Flughafen Wien AG	151,794
9,895	OMV AG	434,154
575	Raiffeisen International Bank Holding AG	32,123
2,624	Telekom Austria AG	37,457
2,024	Voestalpine AG	73,944

		1,110,317

	Belgium (0.5%)
1,777	Anheuser-Busch InBev NV	91,990
35,479	Fortis(a)	131,331
4,351	KBC Groep NV(a)	186,942

		410,263

	Brazil (2.4%)
1,960	All America Latina Logistica SA	18,350
5,569	Banco Bradesco SA, Pref.	116,370
1,100	Banco do Brasil SA	18,765
3,932	Banco Santander Brasil SA	53,977
1,817	BRF - Brasil Foods SA	47,351
1,008	Centrais Eletricas Brasileiras SA	21,040
881	Centrais Eletricas Brasileiras SA, Pref, Class B	16,051
817	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Pref, Class A	30,512
3,398	Cia Siderurgica Nacional SA	109,298
11,190	Gerdau SA, Pref.	187,293
7,631	Itau Unibanco Holding SA	169,583
2,834	JBS SA	15,171
2,467	Lojas Americanas SA, Pref.	22,006
21,234	Petroleo Brasileiro SA, Pref.	447,487
4,484	Usinas Siderurgicas de Minas Gerais SA, Pref, Class A	127,206
22,530	Vale SA, ADR	654,046

Shares		Fair Value
COMMON STOCKS — (continued)
	Brazil — (continued)
1,879	Vivo Participacoes SA, Pref.	$58,798

		2,113,304

	Canada (5.4%)
692	Agnico-Eagle Mines, Ltd.	37,572
2,549	Agrium, Inc.	159,065
5,113	Bank of Montreal	272,391
6,816	Bank of Nova Scotia(b)	320,011
8,753	Barrick Gold Corp.	346,162
22,477	Bombardier, Inc., Class B	102,914
2,671	Canadian Imperial Bank of Commerce(b)	173,634
1,418	Canadian Oil Sands Trust	40,456
2,889	Canadian Pacific Railway, Ltd.	156,500
4,057	Cenovus Energy, Inc.	102,552
4,057	EnCana Corp.	132,002
1,093	Finning International, Inc.	17,390
3,989	Goldcorp, Inc.	157,338
674	IGM Financial, Inc.	27,266
3,991	Ivanhoe Mines, Ltd.(a)	59,046
4,234	Kinross Gold Corp.	78,230
8,643	Manulife Financial Corp.	159,364
942	National Bank of Canada	54,129
2,831	Nexen, Inc.	68,105
3,129	Potash Corp. of Saskatchewan, Inc.	341,419
2,060	Research In Motion, Ltd.(a)	139,132
7,560	Royal Bank of Canada	406,719
2,635	Silver Wheaton Corp.(a)	39,914
1,370	Sun Life Financial, Inc.	39,531
13,457	Suncor Energy, Inc.	477,658
20,171	Talisman Energy, Inc.	378,850
5,772	Teck Resources, Ltd., Class B(a)	202,723
4,178	Toronto-Dominion Bank (The)(b)	262,871

		4,752,944

	China (4.6%)
40,000	Angang Steel Co., Ltd., H Shares	87,224
6,000	Anhui Conch Cement Co., Ltd., H Shares(b)	38,340
326,205	Bank of China, Ltd., H Shares	175,300
58,854	Beijing Capital International Airport Co., Ltd., H Shares(a)(b)	38,644
227,000	China Citic Bank, H Shares	192,148
98,600	China Coal Energy Co., H Shares(b)	178,917
38,000	China Communications Construction Co., Ltd., H Shares	36,106
1,157,636	China Construction Bank Corp., H Shares	988,790
63,000	China Dongxiang Group Co.	48,610
88,190	China Life Insurance Co., Ltd., H Shares	431,538
24,000	China National Building Material Co., Ltd., H Shares	49,310
12,800	China Pacific Insurance Group Co., Ltd., H Shares(a)	51,013
36,000	China Shenhua Energy Co., Ltd., H Shares	174,755
59,112	China Telecom Corp., Ltd., H Shares	24,444
16,000	China Yurun Food Group, Ltd.	47,480
5,200	Dongfang Electric Corp., Ltd.	27,727
43,000	Foxconn International Holdings, Ltd.(a)	49,502
927,658	Industrial & Commercial Bank of China, Ltd., H Shares(b)	763,985
224,000	Lenovo Group, Ltd.(b)	138,818
573	Mindray Medical International, Ltd., ADR	19,436
20,500	Parkson Retail Group, Ltd.	36,074

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	China — (continued)
17,767	Ping An Insurance Group Co. of China, Ltd., H Shares	$154,487
4,000	Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	13,331
5,200	Sinopharm Group, Co., H Shares(a)	18,477
13,000	Tsingtao Brewery Co., Ltd., H Shares	71,909
123,192	Want Want China Holdings, Ltd.(b)	86,029
30,000	Yanzhou Coal Mining Co., Ltd., H Shares	65,614

		4,008,008

	Czech Republic (1.3%)
5,231	Komercni Banka AS	1,120,888

	Denmark (0.6%)
18	A. P. Moller - Maersk A/S, Class B	126,466
2,193	Danske Bank A/S(a)	49,231
2,668	DSV A/S(a)	48,352
463	FLSmidth & Co. A/S	32,436
3,910	Novo Nordisk A/S, Class B	249,621

		506,106

	Finland (0.4%)
2,029	Fortum OYJ	55,045
2,018	Kesko OYJ, Class B	66,640
1,693	Metso OYJ	59,552
4,258	Neste Oil OYJ	75,665
5,006	Nokia OYJ	64,727
8,391	Stora Enso OYJ, Class R(a)	58,853

		380,482

	France (9.1%)
915	Accor SA	50,071
3,066	Aeroports de Paris	246,439
23,528	Alcatel-Lucent(a)	79,224
1,869	Alstom SA	130,710
5,998	ArcelorMittal	274,146
16,755	AXA SA	393,390
9,350	BNP Paribas	741,623
1,666	Bouygues SA	86,296
4,822	Carrefour SA	231,296
219	Casino Guichard Perrachon SA	19,512
1,760	CFAO SA(a)	72,336
4,192	Cie de Saint-Gobain	227,400
739	Cie Generale de Geophysique-Veritas(a)	15,709
964	Compagnie Generale des Etablissements Michelin, Class B	73,831
18,166	Credit Agricole SA	318,810
6,447	Danone SA	395,213
2,310	EDF SA	137,291
13,886	France Telecom SA	346,987
6,010	GDF Suez	260,359
180	Iliad SA	21,511
2,467	Lafarge SA	203,167
2,013	LVMH Moet Hennessy Louis Vuitton SA	225,713
562	Pernod-Ricard SA	48,058
1,322	PPR	158,686
2,541	Publicis Groupe	103,317
4,326	Renault SA(a)	221,923
6,705	Sanofi-Aventis SA	527,300
1,707	Schneider Electric SA	198,477
6,324	Societe Generale	439,391
1,868	Suez Environnement Co.	43,074

Shares		Fair Value
COMMON STOCKS — (continued)
	France — (continued)
14,680	Total SA	$942,895
1,032	Valeo SA(a)	36,120
552	Vallourec SA	99,867
3,966	Veolia Environnement	130,732
7,564	Vinci SA	425,634
3,005	Vivendi SA	89,187

		8,015,695

	Germany (6.9%)
2,658	Adidas AG	144,620
3,614	Allianz SE	450,459
5,974	Bayer AG	480,025
321	Beiersdorf AG	21,263
936	Celesio AG	23,834
9,988	Daimler AG	531,139
4,693	Deutsche Bank AG	332,916
1,532	Deutsche Boerse AG	126,689
9,757	Deutsche Post AG	189,480
14,015	Deutsche Telekom AG	206,596
11,832	E.ON AG	494,598
19,313	Fraport AG Frankfurt Airport Services Worldwide	987,769
1,225	Fresenius SE	76,416
197	Hamburger Hafen und Logistik AG	7,617
3,508	HeidelbergCement AG	240,224
456	Henkel AG & Co KGaA	20,331
1,331	Henkel AG & Co KGaA, Pref	69,473
533	Hochtief AG	40,347
1,706	MAN AG	132,202
2,455	Metro AG	151,096
560	Muenchener Rueckversicherungs AG	87,386
626	Porsche Automobil Holding SE, Pref.	38,753
2,369	RWE AG	230,807
967	Salzgitter AG	95,004
4,273	SAP AG	204,201
6,091	Siemens AG	560,369
1,443	Volkswagen AG, Pref.	134,809
178	Wacker Chemie AG	30,853

		6,109,276

	Greece (0.1%)
5,095	Hellenic Telecommunications Organization SA	74,782

	Hong Kong (1.5%)
1,000	Beijing Enterprises Holdings, Ltd.	7,243
23,000	Belle International Holdings Ltd.	26,645
53,000	China Mengniu Dairy Co., Ltd.(a)	188,405
35,564	China Merchants Holdings International Co., Ltd.	114,727
22,000	China Resources Enterprise, Ltd.	79,923
134,000	China Unicom Hong Kong, Ltd.	175,843
49,000	Cnpc Hong Kong, Ltd.	64,619
244,000	Denway Motors, Ltd.	154,143
13,014	Esprit Holdings, Ltd.	86,342
239,886	GOME Electrical Appliances Holdings, Ltd.(a)(b)	86,377
20,000	Hengan International Group Co., Ltd.	148,085
13,000	Hutchison Whampoa, Ltd.	88,944
14,000	Li & Fung, Ltd.	57,882

		1,279,178

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Hungary (0.6%)
19,014	OTP Bank PLC(a)	$544,740

	India (2.1%)
1,145	ACC, Ltd.	21,420
554	Bharat Heavy Electricals, Ltd.	28,520
10,166	Bharti Airtel, Ltd.	71,831
1,146	Dr. Reddy’s Laboratories, Ltd.	28,064
1,477	Housing Development Finance Corp., Ltd.	84,507
14,617	ICICI Bank, Ltd.	273,919
1,937	Infosys Technologies, Ltd., ADR	107,058
9,197	ITC, Ltd.	49,390
13,738	Jaiprakash Associates, Ltd.	43,141
4,894	Larsen & Toubro, Ltd.	176,204
2,739	Mahindra & Mahindra, Ltd.	63,391
1,746	Oil & Natural Gas Corp., Ltd.	44,052
14,986	Reliance Communications, Ltd.	55,131
7,611	State Bank of India, Ltd.	369,912
3,292	Sterlite Industries, Ltd., ADR	59,980
11,546	Tata Motors, Ltd.	194,877
14,691	Tata Steel, Ltd.	193,807

		1,865,204

	Indonesia (0.2%)
51,500	Bank Central Asia Tbk PT	26,361
190,583	Telekomunikasi Indonesia Tbk PT	189,711

		216,072

	Ireland (0.4%)
10,589	CRH PLC	289,434
14,080	Governor & Co. of the Bank of Ireland (The)(a)	26,647

		316,081

	Italy (2.6%)
6,848	Assicurazioni Generali SpA	184,487
3,044	Atlantia SpA	79,607
31,464	Banca Monte dei Paschi di Siena SpA	55,004
10,427	Banca Popolare di Milano Scarl	74,081
4,699	Banco Popolare SC(a)	35,201
2,886	Buzzi Unicem SpA	46,432
20,562	ENI SpA	523,627
6,104	Fiat SpA(a)	89,326
69,087	Intesa Sanpaolo SpA(a)	310,893
3,939	Italcementi SpA	53,880
4,162	Mediaset SpA	34,220
12,945	Mediobanca SpA(a)	153,784
12,914	Parmalat SpA	36,104
74,609	Telecom Italia SpA	116,386
156,476	UniCredit SpA(a)	523,218

		2,316,250

	Japan (10.3%)
1,200	Aeon Mall Co., Ltd.	23,249
3,000	Aisin Seiki Co., Ltd.	86,673
4,300	Asahi Breweries, Ltd.	79,195
5,000	Asahi Glass Co., Ltd.	47,560
12,400	Bank of Yokohama, Ltd. (The)	56,537
800	Benesse Holdings, Inc.	33,449
7,600	Bridgestone Corp.	134,063
9,886	Canon, Inc.	420,535
10	Central Japan Railway Co.	66,933
7,900	Chiba Bank, Ltd. (The)	47,251

Shares		Fair Value
COMMON STOCKS — (continued)
	Japan — (continued)
900	Daikin Industries, Ltd.	$35,547
14,700	Daiwa Securities Group, Inc.	73,980
5,731	Denso Corp.	173,174
2,100	East Japan Railway Co.	132,890
1,200	Eisai Co., Ltd.	44,119
500	FamilyMart Co., Ltd.(b)	14,761
2,925	Fanuc, Ltd.	272,616
8,000	Fukuoka Financial Group, Inc.	27,880
876	Hitachi Construction Machinery Co., Ltd.	22,962
16,006	Honda Motor Co., Ltd.	543,063
3,700	Hoya Corp.	98,725
24,000	Itochu Corp.	177,283
1,185	Japan Steel Works, Ltd. (The)	15,110
3,800	JFE Holdings, Inc.	150,210
9,000	Kawasaki Heavy Industries, Ltd.	22,844
8,800	Kirin Holdings Co., Ltd.	141,126
9,200	Komatsu, Ltd.	192,594
2,000	Konica Minolta Holdings, Inc.	20,610
7,202	Kubota Corp.	66,084
478	Kurita Water Industries, Ltd.	15,018
500	Kyocera Corp.	44,035
400	Lawson, Inc.	17,666
900	Makita Corp.	30,913
17,000	Mitsubishi Corp.	423,446
9,000	Mitsubishi Electric Corp.(a)	66,858
7,000	Mitsubishi Estate Co., Ltd.	111,761
9,000	Mitsubishi Heavy Industries, Ltd.	31,743
106,000	Mitsubishi UFJ Financial Group, Inc.	522,133
510	Mitsubishi UFJ Lease & Finance Co., Ltd.	15,364
24,400	Mitsui & Co., Ltd.	346,141
6,500	Mitsui Fudosan Co., Ltd.	109,903
5,000	NGK Insulators, Ltd.	109,347
3,500	Nidec Corp.	323,480
5,100	Nikon Corp.	100,707
266	Nintendo Co., Ltd.	63,531
3	Nippon Building Fund, Inc.	22,800
23,000	Nippon Steel Corp.	93,196
1,600	Nippon Telegraph & Telephone Corp.	63,205
15,900	Nissan Motor Co., Ltd.(a)	139,728
30,600	Nomura Holdings, Inc.	227,562
77	NTT DoCoMo, Inc.	107,453
680	ORIX Corp.	46,297
19,008	Panasonic Corp.	273,647
2,800	Resona Holdings, Inc.	28,447
5,000	Ricoh Co., Ltd.	71,644
1,000	Shin-Etsu Chemical Co., Ltd.	56,458
2,000	Shiseido Co., Ltd.	38,438
10,000	Shizuoka Bank, Ltd. (The)	87,046
200	SMC Corp.	22,836
3,366	Sony Corp.	97,856
800	Stanley Electric Co., Ltd.	16,227
14,000	Sumitomo Metal Industries, Ltd.	37,633
10,900	Sumitomo Mitsui Financial Group, Inc.	312,780
5,500	Sumitomo Realty & Development Co., Ltd.	103,826
24,500	Sumitomo Trust & Banking Co., Ltd. (The)	120,296
2,000	Suruga Bank, Ltd.	17,429
9,100	Suzuki Motor Corp.	224,106
1,300	Takeda Pharmaceutical Co., Ltd.	53,562
1,900	Tokio Marine Holdings, Inc.	51,849
25,000	Toshiba Corp.(a)	138,722
22,854	Toyota Motor Corp.	963,547

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Japan — (continued)
1,120	Unicharm Corp.	$104,996

		9,074,655

	Korea (South) (3.1%)
1,998	Hyundai Motor Co.	206,816
6,000	KB Financial Group, Inc.(a)	305,522
1,420	Korea Exchange Bank	17,626
70	LG Chem, Ltd.	13,720
7,160	LG Display Co., Ltd.(a)	242,082
3,027	LG Electronics, Inc.	315,559
316	NHN Corp.(a)	52,228
1,105	POSCO	582,745
989	Samsung Electronics Co., Ltd.	678,187
5,510	Shinhan Financial Group Co., Ltd.(a)	203,893
577	SK Telecom Co., Ltd.	84,223

		2,702,601

	Malaysia (0.0%)
19,600	Axiata Group BHD(a)	17,428

	Mexico (1.5%)
10,875	America Movil SAB de CV, ADR, Series L	510,908
14,750	Cemex SAB de CV, ADR	174,345
79,370	Cemex SAB de CV, Series CPO(a)	94,040
2,407	Fomento Economico Mexicano SAB de CV, ADR	115,247
24,701	Grupo Financiero Banorte SAB de CV, Series O	89,084
18,522	Grupo Modelo SAB de CV, Series C(a)	102,790
6,949	Grupo Televisa SA, ADR	144,261
11,415	Grupo Televisa SA, Series CPO	47,494

		1,278,169

	Netherlands (3.9%)
19,207	Aegon NV(a)	122,994
2,932	European Aeronautic Defence & Space Co. NV(b)	58,937
7,089	Heineken NV	336,539
46,208	ING Groep NV, CVA(a)	445,001
501	Koninklijke Boskalis Westminster NV	19,287
27,389	Koninklijke KPN NV	465,543
9,936	Koninklijke Philips Electronics NV	293,701
1,616	Randstad Holding NV(a)	80,408
12,614	Reed Elsevier NV	154,765
29,899	Royal Dutch Shell PLC, Class A	900,916
1,319	SBM Offshore NV	25,879
3,662	TNT NV	112,509
12,390	Unilever NV, CVA	403,254

		3,419,733

	Norway (1.6%)
8,903	DnB NOR ASA(a)	96,114
31,719	Norsk Hydro ASA(a)	266,453
16,128	Orkla ASA	158,229
1,975	Seadrill, Ltd	50,250
19,079	Statoil ASA	475,823
9,783	Storebrand ASA(a)	66,580
6,866	Telenor ASA(a)	95,916
3,747	Yara International ASA	169,721

		1,379,086

Shares		Fair Value
COMMON STOCKS — (continued)
	Poland (0.9%)
7,817	Bank Pekao SA(a)	$438,896
736	Bank Zachodni WBK SA(a)	48,478
20,147	Powszechna Kasa Oszczednosci Bank Polski SA	265,795

		753,169

	Portugal (0.1%)
15,206	EDP - Energias de Portugal SA	67,698
2,549	Galp Energia SGPS SA - Class B	44,028

		111,726

	Russia (4.9%)
5,250	Evraz Group SA, GDR(a)	148,312
1,300	Gazprom Neft JSC, ADR	35,555
28,338	Gazprom OAO, ADR	709,867
11,239	LUKOIL OAO, ADR	633,880
1,200	Magnit OAO, GDR	19,020
4,742	Mechel OAO, ADR	89,244
27,856	MMC Norilsk Nickel OAO, OJSC, ADR(a)	399,734
1,348	Mobile Telesystems OJSC, ADR	65,904
1,600	NovaTek OAO, GDR	105,600
800	Novorossiysk Commercial Sea Port, GDR	9,208
75,500	Rosneft Oil Co., GDR(a)	635,710
388,593	Sberbank of Russian Federation	1,091,558
1,750	Severstal, GDR(a)(b)	14,770
5,862	Sistema-Hals, GDR(a)(c)	8,500
1,665	Uralkali, GDR(a)	34,965
4,424	Vimpel-Communications, ADR	82,242
32,088	VTB Bank OJSC, GDR	136,053
1,900	X5 Retail Group NV, GDR(a)	60,610

		4,280,732

	South Africa (0.1%)
962	AngloGold Ashanti, Ltd.	38,967
3,323	Impala Platinum Holdings, Ltd.	90,832

		129,799

	Spain (2.3%)
202	Acciona SA	26,403
55,837	Banco Santander SA(b)	922,687
8,267	Ferrovial SA	97,636
2,165	Inditex SA(b)	135,209
3,139	Repsol YPF, SA(b)	84,234
27,863	Telefonica SA	779,858

		2,046,027

	Sweden (1.1%)
1,988	Alfa Laval AB	27,491
5,834	Atlas Copco AB, Class A	85,759
1,220	Autoliv, Inc., SDR	53,313
1,521	Hennes & Mauritz AB, Class B	84,319
17,122	Sandvik AB	206,182
8,292	SKF AB, Class B	142,984
10,083	Svenska Cellulosa AB, Class B	134,434
6,714	Swedbank AB, Class A(a)	66,103
1,792	Swedish Match AB	39,179
6,944	TeliaSonera AB	50,189
13,747	Volvo AB, Class B	117,908

		1,007,861

	Switzerland (5.7%)
17,380	ABB, Ltd.(a)	334,901

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Switzerland — (continued)
8,205	Credit Suisse Group AG	$406,487
476	Flughafen Zuerich AG	143,147
1,534	Holcim, Ltd.(a)	119,218
943	Logitech International SA(a)	16,356
22,757	Nestle SA	1,104,480
1,465	Nobel Biocare Holding AG	49,100
15,012	Novartis AG	819,794
5,277	Roche Holding AG	902,435
23	SGS SA	30,026
243	Swatch Group AG (The)	61,508
4,351	Swiss Reinsurance	208,433
276	Swisscom AG	105,408
799	Syngenta AG	225,644
19,331	UBS AG(a)	301,027
839	Zurich Financial Services AG	183,425

		5,011,389

	Taiwan (0.6%)
4,931	AU Optronics Corp., ADR	59,123
3,439	Chunghwa Telecom Co., Ltd., ADR	63,862
33,669	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	385,168
11,528	United Microelectronics Corp., ADR(a)	44,729

		552,882

	Ukraine (0.3%)
933,947	Raiffeisen Bank Aval(a)	28,579
2,656	Ukrnafta Oil Co.(a)	55,706
1,101,903	Ukrsotsbank JSCB(a)	48,153
1,661,100	UkrTelecom(a)	95,896

		228,334

	United Arab Emirates (0.0%)
6,764	Dragon Oil PLC(a)	42,215

	United Kingdom (13.7%)
18,489	Anglo American PLC(a)	800,711
4,669	AstraZeneca PLC	219,430
28,891	Aviva PLC	183,779
79,863	Barclays PLC	351,912
6,378	BG Group PLC	115,163
17,413	BHP Billiton PLC	555,125
89,469	BP PLC	863,926
26,871	BT Group PLC(b)	58,520
15,983	Cadbury PLC	205,502
1,756	Carnival PLC(a)	59,824
26,389	Diageo PLC	460,385
14,040	GKN PLC(a)	26,296
37,265	GlaxoSmithKline PLC	790,236
99,944	HSBC Holdings PLC	1,140,193
7,862	Imperial Tobacco Group PLC	248,025
15,983	Kingfisher PLC	58,837
54,505	Legal & General Group PLC	70,119
433,968	Lloyds Banking Group PLC(a)	349,161
2,079	Lonmin PLC(a)	65,338
14,400	Marks & Spencer Group PLC	93,037
60,388	Old Mutual PLC(a)	105,751
21,838	Prudential PLC	223,539
21,968	Rio Tinto PLC	1,186,207
6,656	Rolls-Royce Group PLC(a)	51,833
399,360	Rolls-Royce Group PLC, Class C(d)(e)	645
18,507	Royal Dutch Shell PLC, Class A	560,025

Shares		Fair Value
COMMON STOCKS — (continued)
	United Kingdom — (continued)
12,757	Standard Chartered PLC	$322,061
76,084	Tesco PLC	524,886
1,167	Vedanta Resources PLC(b)	48,811
388,118	Vodafone Group PLC	898,767
2,131	Whitbread PLC	48,356
19,207	WM Morrison Supermarkets PLC	85,694
2,491	Wolseley PLC(a)	49,862
36,250	WPP PLC	354,535
51,251	Xstrata PLC(a)	914,115

		12,090,606

	Total Common Stocks (Cost $69,517,993)	84,540,074

EXCHANGE TRADED FUNDS (2.3%)
	Taiwan (2.3%)
154,526	iShares MSCI Taiwan Index Fund	2,004,202

	Total Exchange Traded Funds (Cost $1,578,230)	2,004,202

RIGHTS/WARRANTS (0.0%)
	Brazil (0.0%)
4	JBS SA, Rights, Expire 01/19/10(a)(d)	—

	Italy (0.0%)
3,283	Mediobanca SpA, Warrants, Expire 03/18/11(a)	510

	Total Rights/Warrants (Cost $0)	510

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.5%)
$2,174,070	Pool of Various Securities	2,158,180

	Total Securities Held as Collateral for Securities on Loan (Cost $2,174,070)	2,158,180

Total Investments — 100.9% (Cost $73,270,293)		88,702,966
Net Other Assets (Liabilities) — (0.9)%		(780,338)

NET ASSETS — 100.0%		$87,922,628

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of December 31, 2009.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(d)	Security was fair valued under methods approved by the Board of Trustees.
(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities to be illiquid. As of September 30, 2009, these securities represent 0.0003% of net assets.

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

ADR — American Depository Receipt

BHD — Berhad

CPO — Certificate of Participation Ordinary

CVA — Share Certificate

GDR — Global Depository Receipt

JSCB — Joint Stock Commercial Bank

JSC — Joint Stock Company

OJSC — Open Joint Stock Company

Pref — Preference Shares

SDR — Sweden Depository Receipt

Sector	Percentage of net assets
Consumer Discretionary	8.3%
Consumer Staples	7.0%
Energy	10.8%
Exchange Traded Fund	2.3%
Financials	27.7%
Health Care	4.9%
Industrials	10.7%
Information Technology	3.9%
Materials	15.5%
Telecommunication Services	5.6%
Telecommunications	0.0%
Utilities	1.7%

98.4%

Foreign Currency Exchange Contracts	Delivery Date	Contract Amount in Local Currency	Contract Amount in U.S. Dollars	Fair Value	Unrealized Appreciation/ (Depreciation)
Short
Czech Koruna vs. U.S. Dollar	03/17/2010	(12,834,304)	$(726,045)	$(696,507)	$29,539

Total Short Contracts			$(726,045)	$(696,507)	$29,539

Long
Canadian Dollar vs. U.S. Dollar	03/17/2010	1,223,816	1,160,532	1,167,376	$6,844
Japanese Yen vs. U.S. Dollar	03/17/2010	143,408,704	1,625,765	1,541,080	(84,685)

Total Long Contracts			$2,786,297	$2,708,456	$(77,841)

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Special Opportunities Equity Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (88.4%)
	Consumer Discretionary (6.1%)
1,152,000	Comcast Corp., Class A	$19,422,720
359,000	Yum! Brands, Inc.	12,554,230

		31,976,950

	Consumer Staples (5.7%)
445,391	Dole Food Co., Inc.(a)(b)	5,527,302
146,000	Energizer Holdings, Inc.(b)	8,946,880
259,000	Ralcorp Holdings, Inc.(b)	15,464,890

		29,939,072

	Energy (8.9%)
204,000	Apache Corp.(c)	21,046,680
411,000	Halliburton Co.(c)	12,366,990
725,000	Weatherford International, Ltd.(b)	12,984,750

		46,398,420

	Financials (2.9%)
250,000	Bank of New York Mellon Corp. (The)	6,992,500
24,500	Markel Corp.(b)	8,330,000

		15,322,500

	Health Care (28.0%)
312,300	Allscripts-Misys Healthcare Solutions, Inc.(b)(c)	6,317,829
344,000	Baxter International, Inc.	20,185,920
249,000	Becton Dickinson & Co.	19,636,140
803,000	Bristol-Myers Squibb Co.	20,275,750
466,000	Gilead Sciences, Inc.(b)	20,168,480
283,000	McKesson Corp.(c)	17,687,500
369,000	MedCath Corp.(b)	2,918,790
338,000	Teva Pharmaceutical Industries, Ltd., ADR	18,988,840
661,000	UnitedHealth Group, Inc.	20,147,281

		146,326,530

	Industrials (5.8%)
185,000	L-3 Communications Holdings, Inc.	16,085,750
264,000	SPX Corp.(c)	14,440,800

		30,526,550

	Information Technology (27.9%)
1,451,500	Activision Blizzard, Inc.(b)	16,126,165
876,000	Akamai Technologies, Inc.(b)(c)	22,189,080
834,000	Cisco Systems, Inc.(b)(c)	19,965,960
1,238,000	Dell, Inc.(b)(c)	17,777,680

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
714,000	eBay, Inc.(b)	$16,807,560
458,000	Harris Corp.	21,777,900
10,500	Harris Stratex Networks, Inc.(b)	72,555
520,000	Intuit, Inc.(b)	15,969,200
855,000	Symantec Corp.(b)	15,295,950

		145,982,050

	Materials (3.1%)
631,000	Nalco Holding Co.(c)	16,096,810

	Total Common Stocks (Cost $399,688,314)	462,568,882

INVESTMENT COMPANY (11.9%)
61,897,427	Federated Treasury Obligations Fund, Institutional Shares	61,897,427

	Total Investment Company (Cost $61,897,427)	61,897,427

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.3%)
$ 2,351,698	Pool of Various Securities	1,727,546

	Total Securities Held as Collateral for Securities on Loan (Cost $2,351,698)	1,727,546

Total Investments — 100.6% (Cost $463,937,439)		526,193,855
Net Other Assets (Liabilities) — (0.6)%		(3,051,720)

NET ASSETS — 100.0%		$523,142,135

(a)	Represents that all or a portion of the security was on loan as of December 31, 2009.
(b)	Represents non-income producing security.
(c)	Security held as collateral for written call option.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Equity Income Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (87.8%)
	Consumer Discretionary (8.9%)
147,600	Family Dollar Stores, Inc.	$4,107,708
258,000	McDonald’s Corp.	16,109,520
916,000	Pearson PLC, ADR(a)	13,153,760

		33,370,988

	Consumer Staples (17.1%)
178,000	Diageo PLC, ADR	12,354,980
221,000	Kimberly-Clark Corp.	14,079,910
327,000	Kraft Foods, Inc., Class A	8,887,860
234,000	PepsiCo, Inc.	14,227,200
300,000	Philip Morris International, Inc.(b)	14,457,000

		64,006,950

	Energy (18.5%)
159,000	BP PLC, ADR	9,217,230
158,000	Chevron Corp.	12,164,420
321,000	Kinder Morgan Management LLC(c)	17,539,440
594,100	Natural Resource Partners LP(a)	14,400,984
150,000	Teekay Corp.(b)	3,481,500
463,700	Teekay LNG Partners LP(a)	12,274,139

		69,077,713

	Financials (4.6%)
384,000	Allstate Corp. (The)	11,535,360
200,000	Federated Investors, Inc., Class B(b)	5,500,000

		17,035,360

	Health Care (11.1%)
256,000	Abbott Laboratories	13,821,440
282,000	Novartis AG, ADR(b)	15,349,260
669,000	Pfizer, Inc.	12,169,110

		41,339,810

	Industrials (7.5%)
199,000	Lockheed Martin Corp.	14,994,650
390,000	Waste Management, Inc.(a)	13,185,900

		28,180,550

	Information Technology (12.4%)
625,500	Intel Corp.(b)	12,760,200
982,000	Nokia Corp., ADR(a)	12,618,700
398,000	Paychex, Inc.	12,194,720
782,200	Taiwan Semiconductor Manufacturing Co., Ltd., ADR(b)	8,948,368

		46,521,988

Shares		Fair Value
COMMON STOCKS — (continued)
	Telecommunication Services (3.9%)
438,000	Verizon Communications, Inc.	$14,510,940

	Utilities (3.8%)
366,000	Dominion Resources, Inc.	14,244,720

	Total Common Stocks (Cost $300,956,559)	328,289,019

INVESTMENT COMPANY (12.1%)
45,358,453	Federated Treasury Obligations Fund, Institutional Shares	45,358,453

	Total Investment Company (Cost $45,358,453)	45,358,453

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.7%)
$ 6,607,162	Pool of Various Securities	6,202,441

	Total Securities Held as Collateral for Securities on Loan (Cost $6,607,162)	6,202,441

Total Investments — 101.6% (Cost $352,922,174)		379,849,913
Net Other Assets (Liabilities) — (1.6)%		(5,914,951)

NET ASSETS — 100.0%		$373,934,962

(a)	Represents that all or a portion of the security was on loan as of December 31, 2009.
(b)	Security held as collateral for written call option.
(c)	Represents non-income producing security.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Short U.S. Government Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (11.9%)
	Fannie Mae(a) (4.3%)
$ 102,678	5.000%, 10/25/15, Series 2003-16, Class PC	$103,475
1,500,000	4.500%, 9/25/16, Series 2003-81, Class NY	1,548,963
480,434	5.000%, 2/25/18, Series 2004-101, Class B	489,873
151,698	4.500%, 8/25/26, Series 2005-65, Class WG	152,360
872,632	5.500%, 3/25/28, Series 2003-8, Class OD	885,222

		3,179,893

	Freddie Mac(a) (6.2%)
790,161	4.500%, 5/15/10, Series 2617, Class BC	791,635
217,668	5.000%, 9/15/18, Series 2701, Class OD	220,588
227,320	5.000%, 2/15/19, Series 3046, Class YA	227,428
38,479	5.000%, 6/15/24, Series 2915, Class KA	38,527
153,544	5.000%, 2/15/25, Series 2941, Class XA	155,033
185,833	5.000%, 7/15/25, Series 2931, Class JA	187,805
207,189	4.000%, 5/15/26, Series 2750, Class KP	210,105
398,540	4.000%, 8/15/26, Series 2595, Class WJ	399,440
162,240	5.000%, 9/15/26, Series 3018, Class UM	163,513
606,360	4.500%, 5/15/27, Series 2682, Class XJ	621,104
500,896	5.500%, 6/15/27, Series 3255, Class QA	510,526
926,152	4.500%, 4/15/29, Series 2614, Class QE	936,728
135,201	5.000%, 5/15/35, Series 2978, Class AL	135,777

		4,598,209

	Ginnie Mae (1.4%)
1,027,534	4.500%, 4/16/28, Series 2003-97, Class NC	1,043,544

	Total Collateralized Mortgage Obligations (Cost $8,843,825)	8,821,646

CORPORATE BONDS (9.2%)
	Financials (9.2%)
1,000,000	Bank of America Corp., 5.125%, 11/15/14	1,036,788
1,000,000	Goldman Sachs Group, Inc. (The), 5.250%, 10/15/13	1,062,013
1,500,000	JPMorgan Chase & Co., 5.125%, 9/15/14	1,582,144
1,500,000	Morgan Stanley, 5.300%, 3/1/13	1,580,993
1,500,000	Wells Fargo & Co., 4.375%, 1/31/13	1,558,020

	Total Corporate Bonds (Cost $6,803,892)	6,819,958

FDIC GUARANTEED SECURITIES (7.6%)
	Financials (7.6%)
1,000,000	American Express Bank FSB, GMTN, 3.150%, 12/9/11(b)	1,033,468
1,000,000	General Electric Capital Corp., 2.200%, 6/8/12	1,014,025
1,000,000	JPMorgan Chase & Co., 2.200%, 6/15/12	1,013,897
1,500,000	Regions Bank, 3.250%, 12/9/11	1,556,532
1,000,000	Sovereign Bancorp, Inc., 2.500%, 6/15/12	1,021,050

	Total FDIC Guaranteed Securities (Cost $5,592,407)	5,638,972

MORTGAGE-BACKED SECURITIES (2.4%)
	Fannie Mae(a) (1.5%)
15,458	4.500%, 1/1/10, Pool #254626	15,516
166,688	6.500%, 8/1/13, Pool #251901	179,454
198,256	6.000%, 3/1/16, Pool #253702	212,160
181,646	6.000%, 4/1/16, Pool #535846	194,384
327,315	6.500%, 4/1/16, Pool #253706	355,335

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae(a) — (continued)
$ 142,471	6.000%, 8/1/16, Pool #545125	$152,685

		1,109,534

	Freddie Mac(a) (0.9%)
278,715	4.500%, 1/1/10, Pool #M80792	279,773
75,576	6.500%, 5/1/13, Pool #E00548	79,984
304,539	6.000%, 9/1/16, Pool #E01049	326,379

		686,136

	Total Mortgage-Backed Securities (Cost $1,693,228)	1,795,670

MUNICIPAL BONDS (5.0%)
	California (1.5%)
1,000,000	Northern California Transmission Agency, California-Oregon Transmission Project Refunding Revenue, Series B, 5.370%, 5/1/15	1,075,850

	Texas (1.4%)
1,000,000	Texas State, College Student Loan G.O., 5.000%, 8/1/11	1,051,130

	Virginia (1.4%)
310,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty State Aid Withholding), 4.000%, 3/1/13	327,223
215,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty State Aid Withholding), 4.200%, 3/1/14	227,997
430,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty State Aid Withholding), 4.550%, 3/1/15	459,498

		1,014,718

	West Virginia (0.7%)
500,000	West Virginia School Building Authority, WV, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/12	539,835

	Total Municipal Bonds (Cost $3,555,187)	3,681,533

U.S. GOVERNMENT AGENCIES (54.7%)
	Fannie Mae(a) (13.5%)
2,500,000	3.875%, 2/15/10	2,510,628
1,000,000	6.250%, 2/1/11	1,050,570
2,500,000	4.625%, 5/1/13	2,630,075
1,000,000	3.375%, 3/10/14	1,005,340
2,750,000	3.300%, 7/30/14	2,763,645

		9,960,258

	Federal Farm Credit Bank (12.3%)
3,000,000	5.375%, 7/18/11	3,199,095
1,000,000	1.050%, 12/23/11	995,241
1,000,000	3.950%, 3/4/13	1,006,119
2,750,000	4.250%, 7/8/13	2,941,318
1,000,000	2.750%, 5/6/14	996,821

		9,138,594

	Federal Home Loan Bank (13.8%)
3,000,000	4.625%, 2/18/11, Series 616	3,132,108
2,000,000	0.500%, 12/2/11, STEP	1,997,750

Continued

BB&T Short U.S. Government Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — (continued)
	Federal Home Loan Bank — (continued)
$1,000,000	1.050%, 12/21/11	$991,845
1,500,000	4.340%, 11/28/12	1,523,007
2,500,000	5.785%, 6/25/14	2,567,125

		10,211,835

	Freddie Mac(a) (13.6%)
2,000,000	2.125%, 4/2/12	2,008,164
2,000,000	2.250%, 8/24/12	2,010,082
2,000,000	2.000%, 11/5/12, Series 1	1,992,040
2,000,000	3.250%, 3/3/14	2,004,872
2,000,000	3.250%, 3/18/14	2,014,674

		10,029,832

	Private Export Funding Corp. (1.5%)
1,000,000	4.950%, 11/15/15	1,081,244

	Total U.S. Government Agencies (Cost $40,219,977)	40,421,763

U.S. TREASURY NOTES (5.1%)
500,000	4.250%, 10/15/10	514,961
2,000,000	1.375%, 5/15/12	2,000,000
1,150,000	4.125%, 8/31/12	1,229,421

	Total U.S. Treasury Notes (Cost $3,663,891)	3,744,382

Shares
INVESTMENT COMPANY (3.5%)
2,578,371	Federated Treasury Obligations Fund, Institutional Shares	2,578,371

	Total Investment Company (Cost $2,578,371)	2,578,371

Principal Amount		Fair Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.3%)
$1,060,000	Pool of Various Securities	$977,401

	Total Securities Held as Collateral for Securities on Loan (Cost $1,060,000)	977,401

Total Investments — 100.7% (Cost $74,010,778)		74,479,696
Net Other Assets (Liabilities) — (0.7)%		(486,797)

NET ASSETS — 100.0%		$73,992,899

(a)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(b)	Represents that all or a portion of the security was on loan as of December 31, 2009.

FDIC — Federal Deposit Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

NATL — National

RE — Reinsurance

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Intermediate U.S. Government Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)
$ 535,283	Chase Mortgage Finance Corp., Series 2005-S3, Class A6, 5.500%, 11/25/35(a)	$490,704
454,496	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.250%, 3/25/34	432,826

	Total Collateralized Mortgage Obligations (Cost $777,267)	923,530

CORPORATE BONDS (3.9%)
	Financials (3.9%)
2,000,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	2,101,506
2,000,000	MBNA Corp., 5.000%, 6/15/15	2,038,708
2,000,000	Morgan Stanley, 4.000%, 1/15/10	2,001,454
1,780,000	Wachovia Corp., 5.300%, 10/15/11	1,889,505

	Total Corporate Bonds (Cost $7,840,474)	8,031,173

FDIC GUARANTEED SECURITIES (2.5%)
	Financials (2.5%)
5,000,000	American Express Bank FSB, GMTN, 3.150%, 12/9/11	5,167,340

	Total FDIC Guaranteed Securities (Cost $4,997,408)	5,167,340

MORTGAGE-BACKED SECURITIES (20.0%)
	Fannie Mae(b) (14.8%)
3,316,333	5.000%, 1/1/18, Pool #650205	3,493,958
2,993,680	4.500%, 3/1/18, Pool #555292	3,120,316
1,190,274	5.500%, 1/1/33, Pool #678321	1,252,329
2,325,499	5.000%, 7/1/33, Pool #724965	2,399,336
734,398	5.000%, 8/1/33, Pool #724365	762,206
910,057	5.000%, 8/1/33, Pool #738751	939,449
493,023	5.000%, 10/1/33, Pool #753298	508,664
2,269,412	6.500%, 11/1/34, Pool #783476	2,429,334
8,174,907	5.500%, 9/1/35, Pool #835787	8,587,059
7,040,309	5.500%, 8/1/37, Pool #946238	7,331,089

		30,823,740

	Freddie Mac(b) (5.2%)
3,738,865	4.500%, 2/1/18, Pool #E94445	3,893,519
4,973,221	5.500%, 2/1/29, Pool #A18613	5,239,884
1,643,799	6.000%, 8/1/37, Pool #P51312	1,732,876

		10,866,279

	Total Mortgage-Backed Securities (Cost $39,749,759)	41,690,019

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES (56.8%)
	Fannie Mae(b) (23.7%)
$ 3,000,000	4.050%, 2/22/13	$3,178,593
6,970,000	5.125%, 1/2/14	7,399,561
13,950,000	5.210%, 1/25/23	13,984,457
6,000,000	5.210%, 3/3/23	6,010,122
10,000,000	2.500%, 12/16/24, STEP	9,899,260
9,000,000	5.800%, 2/9/26	9,041,643

		49,513,636

	Federal Farm Credit Bank (5.0%)
10,000,000	4.670%, 2/27/18	10,441,580

	Federal Home Loan Bank (8.6%)
10,000,000	0.500%, 7/27/11, STEP	10,000,980
2,500,000	4.375%, 3/26/15	2,520,362
5,000,000	5.000%, 11/17/17(c)	5,408,595

		17,929,937

	Freddie Mac(b) (14.6%)
3,000,000	5.875%, 3/21/11(c)	3,168,927
10,000,000	3.000%, 2/4/14	10,024,620
15,000,000	3.625%, 8/25/14, Series 1	15,145,725
2,000,000	4.875%, 6/13/18	2,139,312

		30,478,584

	Private Export Funding Corp. (4.9%)
4,350,000	4.974%, 8/15/13	4,747,716
5,000,000	4.550%, 5/15/15	5,343,560

		10,091,276

	Total U.S. Government Agencies (Cost $117,725,649)	118,455,013

U.S. TREASURY NOTES (8.3%)
10,000,000	1.875%, 4/30/14	9,794,530
5,000,000	6.250%, 8/15/23	5,971,875
2,000,000	3.500%, 2/15/39	1,638,124

	Total U.S. Treasury Notes (Cost $17,740,580)	17,404,529

U.S. TREASURY BILLS* (4.8%)
10,000,000	0.452%, 4/8/10	9,997,910

	Total U.S. Treasury Bills (Cost $9,987,875)	9,997,910

Shares
INVESTMENT COMPANY (2.6%)
5,417,960	Federated Treasury Obligations Fund, Institutional Shares	5,417,960

	Total Investment Company (Cost $5,417,960)	5,417,960

Continued

BB&T Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.8%)
$6,003,500	Pool of Various Securities	$5,915,881

	Total Securities Held as Collateral for Securities on Loan (Cost $6,003,500)	5,915,881

Total Investments — 102.1% (Cost $210,240,472)		213,003,355
Net Other Assets (Liabilities) — (2.1)%		(4,350,137)

NET ASSETS — 100.0%		$208,653,218

*	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.
(a)	Illiquid.
(b)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(c)	Represents that all or a portion of the security was on loan as of December 31, 2009.

FDIC — Federal Deposit Insurance Corp.

GMTN — Global Medium Term Note

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (4.1%)
$1,205,000	American Express Credit Account Master Trust, Series 2007-8, Class B, 0.933%, 5/15/15*	$1,154,396

350,000	Bank of America Credit Card Trust, Series 2006-A6, Class A6, 0.263%, 11/15/13*	345,663
5,095,000	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class 1A5, STEP, 5.416%, 5/25/33(a)	3,895,437
1,250,000	Chase Issuance Trust, Series 2005-A13, Class A13, 0.273%, 2/15/13*	1,245,856
2,154,000	Chase Issuance Trust, Series 2007-A13, Class A13, 0.273%, 7/15/14*(b)	2,123,009
1,760,000	Chase Issuance Trust, Series 2009-A7, Class A7, 0.683%, 9/17/12*	1,762,101
2,669,099	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AF2, STEP, 4.831%, 8/25/35(a)	2,589,394
1,640,000	MBNA Credit Card Master Note Trust, Series 2005-A4, Class A4, 0.273%, 11/15/12*	1,634,637

	Total Asset Backed Securities (Cost $15,939,472)	14,750,493

COLLATERALIZED MORTGAGE OBLIGATIONS (8.6%)
2,749,068	Chase Mortgage Finance Corp., Series 2003-S7, Class A1, 0.631%, 8/25/18*	2,537,364
1,328,900	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-28, Class A3, 4.500%, 8/25/33	1,338,723
2,240,339	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 3A1, 4.050%, 5/25/34*	2,071,003
1,406,912	Freddie Mac, Series 2906, Class VC, 5.000%, 12/15/15	1,492,178
4,530,343	Freddie Mac, Series 3578, Class AM, 4.500%, 9/15/16	4,715,553
2,727,715	MASTR Alternative Loans Trust, Series 2005-4, Class 4A1, 5.500%, 6/25/20	2,611,787
1,048,603	MASTR Asset Securitization Trust, Series 2004-1, Class 1A1, 5.000%, 2/25/34	1,046,080
3,167,842	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32*	3,028,755
2,478,927	RBSSP Resecuritization Trust, Series 2009-6, Class 2A1, 4.970%, 1/26/36*(c)	2,328,688
3,270,162	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 4.847%, 6/25/34*	2,807,710
1,940,855	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	1,855,640
2,730,392	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.935%, 1/25/35*	2,478,607
3,083,574	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 5.000%, 10/25/35*	2,782,771

	Total Collateralized Mortgage Obligations (Cost $30,751,119)	31,094,859

COMMERCIAL MORTGAGE-BACKED SECURITIES (8.1%)
2,100,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.674%, 6/11/41	2,008,868

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$2,400,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40(c)	$2,137,364
3,700,000	CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A3, 4.813%, 2/15/38	3,694,071
1,324,533	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.305%, 8/10/42	1,322,087
2,800,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4, 4.879%, 1/12/38*	2,811,866
3,073,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class A4, 5.335%, 8/12/37*	3,032,489
2,774,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A3, 4.865%, 3/15/46	2,738,674
3,400,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/43*	3,271,960
2,600,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*	2,534,798
3,700,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	3,581,508
2,115,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 5.902%, 2/15/51*	2,080,091

	Total Commercial Mortgage-Backed Securities (Cost $27,103,004)	29,213,776

CORPORATE BONDS (35.1%)
	Consumer Discretionary (3.1%)
2,400,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	3,086,748
2,110,000	Historic TW, Inc., 9.125%, 1/15/13	2,448,303
3,405,000	Time Warner Cable, Inc., 6.750%, 6/15/39	3,566,073
2,085,000	Viacom, Inc., 5.625%, 9/15/19	2,176,957

		11,278,081

	Consumer Staples (2.4%)
1,530,000	Altria Group, Inc., 9.950%, 11/10/38	1,994,370
3,900,000	Anheuser-Busch InBev Worldwide, Inc., 4.125%, 1/15/15(c)	3,959,869
940,000	Brown University, 4.570%, 9/1/19	935,601
1,800,000	CVS Caremark Corp., 6.125%, 9/15/39	1,783,978

		8,673,818

	Energy (2.4%)
2,125,000	Boardwalk Pipelines LP, 5.750%, 9/15/19	2,095,269
2,276,000	Peabody Energy Corp., Series B, 6.875%, 3/15/13(b)	2,301,605
1,725,000	Plains All American Pipeline LP, 8.750%, 5/1/19	2,033,937
1,650,000	Smith International, Inc., 9.750%, 3/15/19	2,090,100

		8,520,911

	Financials (14.9%)
3,150,000	Aflac, Inc., 8.500%, 5/15/19	3,628,769
3,201,000	American Express Co., 8.125%, 5/20/19	3,793,380
2,600,000	Bank of America Corp., 5.125%, 11/15/14(b)	2,695,649

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$2,042,000	Bank of America Corp., 5.750%, 12/1/17	$2,091,045
940,000	Bank of America Corp., 7.625%, 6/1/19	1,087,436
6,100,000	Bear Stearns Cos., LLC (The), 7.250%, 2/1/18(b)	7,001,903
850,000	Caterpillar Financial Services Corp., MTN, 7.150%, 2/15/19	982,927
470,000	Credit Suisse, New York, 5.500%, 5/1/14	510,044
2,355,000	ERP Operating LP REIT, 5.125%, 3/15/16(b)	2,295,706
1,769,000	GATX Financial Corp., 5.125%, 4/15/10(b)	1,781,836
5,500,000	General Electric Capital Corp., MTN, 6.875%, 1/10/39	5,679,768
1,355,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/19	1,579,663
2,380,000	Goldman Sachs Group, Inc. (The), 6.125%, 2/15/33	2,390,072
1,525,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/1/37	1,567,528
2,865,000	Hyundai Capital Services, Inc., 6.000%, 5/5/15(c)(d)	2,991,530
2,100,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	2,262,620
1,550,000	MetLife, Inc., 6.750%, 6/1/16	1,735,754
3,888,000	Morgan Stanley, MTN, Series F, 6.625%, 4/1/18(b)	4,203,581
2,585,000	Prudential Financial, Inc., MTN, Series B, 5.100%, 9/20/14(b)	2,695,211
1,530,000	Simon Property Group LP REIT, 6.750%, 5/15/14	1,630,490
1,455,000	Wachovia Corp., 5.625%, 10/15/16	1,487,726

		54,092,638

	Health Care (1.1%)
2,940,000	Laboratory Corp. of America Holdings, 5.625%, 12/15/15(b)	3,073,890
925,000	Zimmer Holdings, Inc., 5.750%, 11/30/39	906,784

		3,980,674

	Industrials (3.9%)
3,593,000	Allied Waste North America, Inc., 6.875%, 6/1/17(b)	3,813,071
3,893,000	Corrections Corp. of America, 6.250%, 3/15/13(b)	3,912,465
2,380,000	Goodrich (BF) Corp., 6.290%, 7/1/16(b)	2,553,054
2,100,000	L-3 Communications Corp., 5.875%, 1/15/15	2,097,375
1,840,000	Roper Industries, Inc., 6.250%, 9/1/19	1,915,558

		14,291,523

	Information Technology (2.2%)
755,000	Agilent Technologies, Inc., 5.500%, 9/14/15	791,393
1,105,000	CA, Inc., 5.375%, 12/1/19	1,111,199
1,750,000	Fiserv, Inc., 6.125%, 11/20/12	1,905,524
3,890,000	Xerox Corp., 6.350%, 5/15/18	4,057,768

		7,865,884

	Materials (1.9%)
3,400,000	ArcelorMittal, 9.850%, 6/1/19	4,397,567
1,735,000	International Paper Co., 7.300%, 11/15/39	1,840,594
590,000	Valspar Corp., 7.250%, 6/15/19	647,450

		6,885,611

	Telecommunication Services (2.6%)
1,598,000	America Movil SAB de CV, 6.375%, 3/1/35	1,649,595

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Telecommunication Services — (continued)
$1,640,000	AT&T, Inc., 6.400%, 5/15/38(b)	$1,685,377
810,000	Telecom Italia Capital SA, 7.175%, 6/18/19	903,039
1,490,000	Telecom Italia Capital SA, 7.721%, 6/4/38	1,715,485
655,000	Verizon Communications, Inc., 6.350%, 4/1/19	722,616
2,342,000	Verizon Communications, Inc., 7.350%, 4/1/39	2,716,977

		9,393,089

	Utilities (0.6%)
1,909,000	Ohio Power Co., Series K, 6.000%, 6/1/16	2,023,863

	Total Corporate Bonds (Cost $118,834,260)	127,006,092

MORTGAGE-BACKED SECURITIES (35.4%)
	Fannie Mae(e) (15.7%)
45,294	6.000%, 10/1/13, Pool #252061	48,598
115,809	5.500%, 4/1/18, Pool #685496	123,495
134,488	5.000%, 8/1/20, Pool #832058	141,355
356,007	5.000%, 8/1/20, Pool #838787	374,185
791,942	5.500%, 11/1/20, Pool #843972	843,268
313,552	5.500%, 6/1/21, Pool #831526	332,698
80,202	5.000%, 5/1/22, Pool #256716	83,947
1,124,811	6.000%, 7/1/22, Pool #944967	1,201,583
2,313,421	5.000%, 12/1/22, Pool #967350	2,421,424
8,043,390	5.000%, 5/1/23, Pool #976197	8,414,677
1,016,288	5.000%, 9/1/25, Pool #255892	1,053,750
2,487,490	5.500%, 2/1/27, Pool #256600	2,626,447
469,318	6.500%, 1/1/35, Pool #809198	505,250
2,425,685	5.500%, 3/1/35, Pool #787561	2,547,980
3,352,351	5.500%, 4/1/35, Pool #822982	3,523,461
269,376	6.000%, 4/1/35, Pool #735503	287,727
367,823	7.000%, 6/1/35, Pool #255820	403,619
675,605	7.000%, 6/1/35, Pool #830686	741,353
1,653,054	5.500%, 10/1/35, Pool #817568	1,736,395
1,203,590	5.500%, 2/1/36, Pool #256101	1,264,271
833,393	5.500%, 2/1/36, Pool #831295	875,410
1,224,480	6.500%, 3/1/36, Pool #866062	1,314,020
1,132,956	6.000%, 6/1/36, Pool #886959	1,203,412
860,054	6.500%, 7/1/36, Pool #885493	922,946
440,390	5.500%, 12/1/36, Pool #922224	461,836
4,991,783	5.500%, 1/1/37, Pool #256552	5,234,873
2,696,379	6.000%, 4/1/37, Pool #256674	2,860,269
914,831	6.000%, 9/1/37, Pool #955005	970,436
3,393,473	6.000%, 12/1/37, Pool #965613	3,599,732
4,836,606	4.832%, 7/1/38, Pool #981430*	5,060,253
1,604,637	6.000%, 5/1/39, Pool #935238	1,700,915
3,661,588	6.000%, 9/1/39, Pool #AD0132	3,884,144

		56,763,729

	Freddie Mac(e) (13.7%)
995,523	5.000%, 5/1/20, Pool #B19275	1,046,666
256,787	5.500%, 3/1/21, Pool #J01432	273,350
1,541,482	5.500%, 10/1/21, Pool #G12425	1,636,095
889,905	5.000%, 12/1/21, Pool #J04025	933,675
1,539,275	5.500%, 12/1/22, Pool #G13665	1,633,752
1,632,624	5.000%, 7/1/25, Pool #C90908	1,688,447
3,375,535	5.500%, 6/1/35, Pool #A35148	3,548,882
2,227,897	5.500%, 7/1/35, Pool #A36540	2,342,309
735,860	6.000%, 7/1/35, Pool #A36304	783,460
865,440	5.500%, 8/1/35, Pool #A36652	909,884
1,314,449	5.000%, 9/1/35, Pool #A37961	1,350,459
616,705	5.500%, 9/1/35, Pool #G08080	648,375

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac(e) — (continued)
$3,034,766	5.069%, 12/1/35, Pool #847603*	$3,169,625
958,256	5.500%, 12/1/35, Pool #A40359	1,007,466
1,321,933	5.000%, 3/1/36, Pool #G08115	1,358,149
1,849,183	5.500%, 4/1/36, Pool #A44445	1,940,679
1,172,841	6.500%, 5/1/36, Pool #A48509	1,256,773
435,461	5.000%, 7/1/36, Pool #G02291	447,051
2,725,177	6.000%, 9/1/36, Pool #A52325	2,897,204
1,221,700	5.500%, 12/1/36, Pool #A80368	1,282,149
4,136,725	5.878%, 12/1/36, Pool #1J1390*	4,394,009
2,771,939	6.000%, 4/1/37, Pool #A58853	2,944,318
2,891,427	5.000%, 7/1/37, Pool #G03050	2,968,381
852,133	6.000%, 8/1/37, Pool #A64067	905,125
1,294,561	5.500%, 9/1/37, Pool #G03202	1,357,604
1,627,474	5.500%, 1/1/38, Pool #A71523	1,706,729
2,006,330	5.242%, 4/1/38, Pool #783255*	2,109,250
1,328,987	5.500%, 7/1/38, Pool #G04388	1,393,631
1,600,740	6.000%, 9/1/38, Pool #A81453	1,698,945

		49,632,442

	Ginnie Mae (6.0%)
9,228,178	5.500%, 9/15/38, Pool #782405	9,680,704
6,796,744	5.000%, 1/15/39(f)	6,988,963
3,275,221	5.500%, 1/15/39, Pool #646685	3,435,548
1,762,000	5.500%, 1/15/40(f)	1,845,695

		21,950,910

	Total Mortgage-Backed Securities (Cost $124,122,405)	128,347,081

MUNICIPAL BONDS (7.1%)
	California (3.1%)
3,500,000	California State, Refunding G.O., Taxable, 6.200%, 10/1/19	3,407,390
3,220,000	California State, Water Utility Improvements G.O., Taxable, 5.450%, 4/1/15	3,238,805
780,000	Los Angeles Harbor Department, Crossover Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	823,422
3,700,000	Metropolitan Water District of Southern California, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	3,751,689

		11,221,306

	District of Columbia (0.4%)
1,310,000	Metropolitan Washington Airports Authority, Refunding Revenue Bonds, Series D (NATL-RE), 5.000%, 10/1/11	1,388,024

	Florida (0.3%)
1,300,000	Greater Orlando Aviation Authority, FL, Port, Airport & Marina Improvements Revenue, Series A, Callable 2/1/10 @ 101 (NATL-RE FGIC), 5.250%, 10/1/12	1,315,964

	Iowa (1.4%)
7,050,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Series E, Taxable, Callable 1/11/10 @ 100 (AMBAC, GTD STD LNS), 0.000%, 12/1/31*(a)(g)	5,146,500

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	New Jersey (1.4%)
$7,100,000	Higher Education Student Assistance Authority, NJ, Student Loan Revenue, Series A, Callable 1/14/10 @ 100 (NATL-RE, GTD STD LNS), 0.718%, 6/1/36*(a)(g)	$4,970,000

	New York (0.5%)
1,785,000	New York & New Jersey Port Authority, Port, Airport & Marina Improvements Revenue, Series 122, Callable 2/1/10 @ 100.50 (General Obligation of Authority), 5.500%, 7/15/15	1,796,728

	Total Municipal Bonds (Cost $29,881,602)	25,838,522

U.S. GOVERNMENT AGENCIES (0.1%)
	Fannie Mae(e) (0.1%)
440,000	4.125%, 4/15/14	467,957

	Total U.S. Government Agencies (Cost $477,724)	467,957

U.S. TREASURY NOTES (0.2%)
750,000	4.500%, 5/15/38(b)	734,414

	Total U.S. Treasury Notes (Cost $758,177)	734,414

FOREIGN GOVERNMENT BONDS (0.7%)
	Qatar (0.7%)
2,380,000	Qatar Government International Bond, 4.000%, 1/20/15(c)	2,385,950

	Total Foreign Government Bonds (Cost $2,384,955)	2,385,950

Shares
INVESTMENT COMPANY (1.9%)
6,886,471	Federated Treasury Obligations Fund, Institutional Shares	6,886,471

	Total Investment Company (Cost $6,886,471)	6,886,471

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.2%)
$1,084,320	Pool of Various Securities	604,076

	Total Securities Held as Collateral for Securities on Loan (Cost $1,084,320)	604,076

Total Investments — 101.5% (Cost $358,223,509)		367,329,691
Net Other Assets (Liabilities) — (1.5)%		(5,277,793)

NET ASSETS — 100.0%		$362,051,898

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2009. The maturity date reflected is the final maturity date.

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

(a)	Illiquid.
(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(d)	Represents that all or a portion of the security was on loan as of December 31, 2009.
(e)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(f)	Represents a security purchased on a when-issued basis. At December 31, 2009, total cost of investments purchased on a when-issued basis for the Total Return Bond Fund was $8,980,465.
(g)	Security was fair valued under methods approved by the Board of Trustees.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

GTD STD LNS — Guaranteed Student Loans

MTN — Medium Term Note

NATL — National

RE — Reinsurance

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (92.2%)
	Kentucky (92.2%)
$320,000	Boone County, KY, School District Finance Corp. Revenue, Callable 8/1/15 @ 100 (XLCA), OID, 4.000%, 8/1/17	$335,862
125,000	Bullitt County, KY, School District Finance Corp., Bullitt County School Building Revenue, Callable 3/1/18 @ 100, OID, 4.750%, 3/1/22	133,536
300,000	Campbell & Kenton Counties, KY, Santation District No. 1, Sewer Improvements Revenue, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/25	320,541
375,000	Casey County, KY, Public Properties Corp., First Mortgage Revenue, Judicial Center Project, Callable 8/1/12 @ 100, OID, 4.500%, 8/1/16	392,340
500,000	Christian County Public Courthouse Corp., KY, Court Facility Project Refunding Revenue (AMBAC), 4.000%, 8/1/16	531,905
300,000	Christian County, KY, Jennie Stuart Medical Center Revenue (Assured Guaranty), 5.250%, 2/1/18	320,247
330,000	Christian County, KY, School District Finance Corp., Energy Conservation Revenue, OID, 3.700%, 8/1/14	356,539
325,000	Cumberland County, KY, School District Finance Corp., Cumberland County School Building Revenue, Callable 6/1/18 @ 100, OID, 4.000%, 6/1/25	328,981
85,000	Grayson County, KY, Public Properties Corp., Judicial Center Project Public Improvement Revenue (CIFG), 4.375%, 9/1/17	89,434
500,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series A (AGM), 5.250%, 1/1/19	569,125
100,000	Kenton County, KY, Public Properties Corp., First Mortgage Court Facilities Project Refunding Revenue (AMBAC), 4.125%, 3/1/16	108,243
30,000	Kentucky Area Development Districts Financing, City of Ewing Trust Lease Program Revenue, Series E, Callable 6/1/10 @ 102 (Wachovia Bank N.A.), 5.400%, 6/1/14	30,938
500,000	Kentucky Asset/Liability Commission, Project Notes-Federal Highway Transit Revenue, First Series (NATL-RE), 4.500%, 9/1/17	544,680
500,000	Kentucky Asset/Liability Commission, Project Notes-First Series Revenue (NATL-RE), 5.000%, 5/1/13	552,915
300,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Refunding Revenue, Series A, Callable 10/1/17 @ 100 (AMBAC), 5.000%, 10/1/18	328,443
480,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue (NATL-RE FGIC), 5.000%, 10/1/15	540,322
510,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue, Series B, Callable 10/1/17 @ 100, 5.000%, 10/1/21	545,700

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$500,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	$525,980
510,000	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Revenue, Series A, Prerefunded 6/1/10 @ 101, OID, 5.750%, 12/1/15	526,351
500,000	Kentucky Economic Development Finance Authority, Catholic Health Revenue, Series B, 5.000%, 5/1/39*	544,360
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	558,252
190,000	Kentucky Housing Corp. Refunding Revenue, Series F, Callable 7/1/13 @ 100, 4.850%, 1/1/24	192,316
165,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A (NATL-RE), 5.250%, 9/1/17	182,856
255,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A, Callable 9/1/17 @ 100 (NATL-RE), 5.250%, 9/1/20	273,763
200,000	Kentucky State Property & Buildings Commission, Project No. 66 Revenue, Series A, Prerefunded 5/1/10 @ 100 (NATL-RE), OID, 5.500%, 5/1/15	203,462
50,000	Kentucky State Property & Buildings Commission, Project No. 69 Refunding Revenue, Series A (AGM), 5.500%, 8/1/11	53,700
200,000	Kentucky State Property & Buildings Commission, Project No. 73 Road Funding Revenue, 5.250%, 11/1/11	215,012
380,000	Kentucky State Property & Buildings Commission, Project No. 76 Refunding Revenue (AMBAC), 5.500%, 8/1/21	438,638
530,000	Kentucky State Property & Buildings Commission, Project No. 81 Revenue, Callable 11/1/13 @ 100 (AMBAC), 5.000%, 11/1/16	576,746
475,000	Kentucky State Property & Buildings Commission, Project No. 83 Refunding Revenue (AMBAC), 5.000%, 10/1/19	528,010
205,000	Kentucky Turnpike Authority Revenue, Series B (AMBAC), 5.000%, 7/1/15	232,876
250,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/12	277,248
145,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/15	168,436
260,000	Knott County, KY, Recreational Facilities Improvements Youth & Recreation Center Project G.O., 5.000%, 9/1/12	275,070
45,000	Larue County, KY, School District Finance Corp., Larue County School Building Revenue (NATL-RE), 4.250%, 7/1/15	49,509
415,000	Laurel County, KY, Judicial Center Public Properties Corp. Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	427,770

Continued

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$400,000	Louisville & Jefferson County, KY, First Mortgage Christian Church Homes Revenue, Callable 1/19/10 @ 100, OID, 6.125%, 11/15/18	$400,240
275,000	Louisville & Jefferson County, KY, Metropolitan Government Jewish Hospital St. Mary’s Healthcare Refunding Revenue, Callable 2/1/13 @ 100, 6.000%, 2/1/22	283,308
605,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/15 @ 100 (AGM), 5.000%, 5/15/19	650,405
690,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/19 @ 100, 5.000%, 5/15/20	756,344
590,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Revenue, Series A, Callable 11/15/11 @ 101 (NATL-RE), 5.500%, 5/15/34	619,347
240,000	Monroe County, KY, School District Finance Corp., Monroe County School Building Revenue, Callable 1/19/10 @ 101, OID, 4.300%, 10/1/18	241,118
275,000	Monroe County, KY, School District Finance Corp., Monroe County School Building Revenue, Callable 6/1/11 @ 101, OID, 4.600%, 6/1/15	286,775
765,000	Muhlenberg County, KY, Public Improvements G.O., Callable 2/1/11 @ 100, 4.000%, 8/1/14	769,888
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100 (Assured Guaranty), 5.250%, 9/15/21	596,252
585,000	Owensboro-Daviess County, KY, Regional Water Resource Agency Refunding & Improvements Revenue, Series A (XLCA), 4.000%, 1/1/16	618,222
655,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	731,281
250,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	279,630
235,000	Somerset, KY, Independent School District Finance Corp., School Building Revenue, Callable 1/19/10 @ 101, 4.100%, 10/1/15	237,296
395,000	Trimble County, KY, School District Finance Corp., Trimble County School Building Revenue, Callable 4/1/12 @ 100, OID, 4.600%, 4/1/16	412,566

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$375,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/14	$393,881
380,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/17	389,378
500,000	Western Kentucky University, KY, General Receipts Revenue (Assured Guaranty), 3.000%, 9/1/13	521,840

	Total Municipal Bonds (Cost $19,778,987)	20,467,877

Shares
INVESTMENT COMPANY (9.9%)
2,192,450	Federated Tax-Free Obligations Fund, Institutional Service Class	2,192,450

	Total Investment Company (Cost $2,192,450)	2,192,450

Total Investments — 102.1% (Cost $21,971,437)		22,660,327
Net Other Assets (Liabilities) — (2.1)%		(459,315)

NET ASSETS — 100.0%		$22,201,012

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2009. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

N.A. — North America

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (92.5%)
	District of Columbia (3.5%)
$755,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE), 5.000%, 7/1/12	$823,494
260,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE), 5.000%, 1/1/13	286,759
30,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE), 5.000%, 1/1/14	33,664

		1,143,917

	Maryland (89.0%)
375,000	Anne Arundel County, MD, G.O., Prerefunded 3/1/12 @ 100, 5.375%, 3/1/13	412,748
580,000	Baltimore County, MD, Water Utility Improvements, Metropolitan District, 71st Issue G.O., 5.000%, 2/1/17	677,353
200,000	Baltimore, MD, Waste Water Project Revenue, Series D, Callable 7/1/17 @ 100 (AMBAC), 5.000%, 7/1/18	222,230
500,000	Cecil County, MD, Construction Public Improvements G.O., 4.000%, 6/1/18	536,205
105,000	Cumberland County, MD, G.O., Public Improvements (Assured Guaranty), 4.000%, 9/1/14	116,681
125,000	Cumberland County, MD, G.O., Public Improvements (Assured Guaranty), 4.125%, 9/1/16	138,256
500,000	Frederick County, MD, Public Facilities Improvements G.O., 5.000%, 6/1/16	580,455
250,000	Frederick, MD, Public Improvements G.O., Series A, 4.000%, 3/1/19	270,608
200,000	Frederick, MD, Public Improvements G.O., Series A, Callable 3/1/19 @ 100, OID, 4.500%, 3/1/24	213,568
500,000	Harford County, MD, G.O., Public Improvements, Callable 7/15/15 @ 100, 5.000%, 7/15/23	539,520
445,000	Howard County, MD, Construction & Public Improvements Refunding G.O., Series A, 4.000%, 4/15/17	490,773
100,000	Maryland Community Development Administration, Residential Housing Refunding Revenue, Series C, 3.850%, 9/1/15	105,051
375,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, 3.300%, 9/1/17	378,461
290,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, 3.550%, 9/1/18	291,995
290,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.400%, 9/1/24	294,373
600,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	602,502
250,000	Maryland Community Development Administration, Residential Housing Revenue, Series B, 3.750%, 9/1/14	264,085

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$100,000	Maryland Community Development Administration, Residential Housing Revenue, Series G, Callable 3/1/17 @ 100, 4.300%, 9/1/17	$104,344
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	284,640
250,000	Maryland Economic Development Corp., Lutheran World Relief Refugee Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	253,288
490,000	Maryland Economic Development Corp., University of Maryland College Park Projects Refunding Revenue (CIFG), 5.000%, 6/1/13	515,720
150,000	Maryland Economic Development Corp., University of Maryland College Park Projects Refunding Revenue (CIFG), 5.000%, 6/1/16	152,961
245,000	Maryland Health & Higher Educational Facilities Authority, Board of Child Care Revenue, Callable 7/1/12 @ 100, 5.500%, 7/1/13	262,459
210,000	Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital Revenue, Callable 7/1/12 @ 100, 6.000%, 7/1/16	221,279
250,000	Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital Revenue, Callable 7/1/12 @ 100, 6.000%, 7/1/20	259,372
65,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.125%, 7/1/12	71,979
820,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.000%, 7/1/27	941,188
60,000	Maryland Health & Higher Educational Facilities Authority, Howard County General Hospital Refunding Revenue, Callable 1/19/10 @ 100, OID, 5.500%, 7/1/13	63,758
700,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System Revenue, 5.000%, 5/15/46*	765,646
750,000	Maryland Health & Higher Educational Facilities Authority, Lifebridge Health Refunding Revenue, 5.000%, 7/1/15	812,085
195,000	Maryland Health & Higher Educational Facilities Authority, Medlantic / Helix Issue Revenue, Series B, Callable 1/19/10 @ 101 (AMBAC), 5.250%, 8/15/13	195,550
450,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refunding Revenue, Callable 8/15/14 @ 100, OID, 5.375%, 8/15/24	462,838
310,000	Maryland Health & Higher Educational Facilities Authority, Memorial Hospital at Easton Revenue, Callable 1/19/10 @ 100 (NATL-RE), OID, 4.700%, 7/1/19	310,087

Continued

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$135,000	Maryland Health & Higher Educational Facilities Authority, Mercy Ridge Refunding Revenue, Callable 7/1/17 @ 100, 4.750%, 7/1/34	$118,662
300,000	Maryland Health & Higher Educational Facilities Authority, Mercy Ridge Revenue, Series A, Prerefunded 4/1/13 @ 101, 6.000%, 4/1/35	349,062
100,000	Maryland Health & Higher Educational Facilities Authority, North Arundel Hospital Revenue, Prerefunded 7/1/10 @ 101, OID, 6.500%, 7/1/31	104,068
200,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, 5.000%, 7/1/15	217,394
500,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/20	522,835
635,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	649,846
400,000	Maryland Health & Higher Educational Facilities Authority, Suburban Hospital Refunding Revenue, Series A, 5.500%, 7/1/13	441,956
60,000	Maryland Health & Higher Educational Facilities Authority, Union Hospital of Cecil County Refunding Revenue, Callable 1/19/10 @ 100, 4.700%, 7/1/10	60,133
150,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Revenue, Prerefunded 7/1/11 @ 100, OID, 5.250%, 7/1/34	160,424
80,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, 5.000%, 7/1/12	85,926
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, 5.000%, 7/1/19	416,264
250,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Prerefunded 7/1/12 @ 100, 5.750%, 7/1/17	279,908
310,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Series F, 5.000%, 7/1/15	335,662
500,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Series F, Callable 7/1/18 @ 100, 5.250%, 7/1/21	521,580
320,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Revenue, 5.000%, 1/1/17	324,717

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$300,000	Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System Refunding Revenue, Series A (NATL-RE FHA), 4.000%, 1/1/12	$315,393
245,000	Maryland State Department of Transportation County Transportation, Transit Improvements Revenue, Second Issue, 5.000%, 6/1/18	283,987
275,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, 5.250%, 12/15/17	324,252
500,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	558,680
955,000	Maryland State Transportation Authority Grant & Revenue Anticipate, MD Transit Improvements Revenue, 5.000%, 3/1/16	1,104,629
1,000,000	Maryland State Transportation Authority, MD Transportation Facility Projects Revenue, Series A, 4.000%, 7/1/18	1,070,350
395,000	Maryland State, State & Local Facilities Loan Cash Flow Management G.O., Second Series, 5.000%, 8/1/11	423,322
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.500%, 3/1/12	551,595
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/1/16	582,000
300,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/15/16	349,317
275,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, Callable 3/15/17 @ 100, 5.000%, 3/15/22	307,142
590,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., Second Series, Callable 7/15/18 @ 100, 5.000%, 7/15/23	665,691
250,000	Maryland Water Quality Financing Administration, Revolving Loan Fund Sewer Improvements Revenue, 5.000%, 3/1/18	283,952
250,000	Montgomery County Housing Opportunities Commission, Housing Refunding Revenue, Series A, Callable 1/1/16 @ 100 (FHA/VA Mortgages), 3.800%, 7/1/16	257,785
250,000	Montgomery County Housing Opportunities Commission, Local Housing Revenue, Series A, 3.700%, 7/1/14	263,237
250,000	Montgomery County, MD, Construction & Public Improvements G.O., Prerefunded 2/1/11 @ 101, 4.750%, 2/1/12	264,278
170,000	Montgomery County, MD, Construction & Public Improvements G.O., Prerefunded 2/1/11 @ 101, OID, 4.750%, 2/1/16	179,709
500,000	Montgomery County, MD, Construction & Public Improvements G.O., Series A, Callable 6/1/15 @ 100, 5.000%, 6/1/24	541,110
445,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 5/1/15	517,931

Continued

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$700,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/15	$815,605
370,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/17	433,066
270,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, Callable 7/1/15 @ 100, 5.000%, 7/1/18	301,104
300,000	Ocean City, MD, Public Improvements G.O. (NATL-RE FGIC), Prerefunded 3/1/11 @ 101, OID, 4.600%, 3/1/15	317,505
320,000	Ocean City, MD, Public Improvements G.O. (NATL-RE FGIC), Prerefunded 3/1/11 @ 101, OID, 4.750%, 3/1/17	339,229
250,000	Prince Georges County, MD, Construction & Public Improvements G.O., 5.000%, 10/1/14	289,642
500,000	Talbot County, MD, Public Improvements G.O., 5.000%, 12/15/16	581,460
50,000	University System of Maryland, Auxiliary Facilities & Tuition Refunding Revenue, Series A, 5.000%, 4/1/15	57,888
50,000	University System of Maryland, Auxiliary Facilities & Tuition Revenue, Series A, Callable 4/1/19 @ 100, 4.000%, 4/1/22	52,059
275,000	Washington Suburban Sanitation District, MD, Sewer Disposal Refunding G.O., 5.000%, 6/1/12	303,188
100,000	Washington Suburban Sanitation District, MD, Water Supply Refunding G.O., Prerefunded 6/1/11 @ 100, OID, 4.700%, 6/1/18	105,955
425,000	Westminster, MD, McDaniel College, Inc. Revenue, Callable 11/1/16 @ 100, 5.000%, 11/1/22	432,352

		29,273,908

	Total Municipal Bonds (Cost $29,086,302)	30,417,825

Shares		Fair Value
INVESTMENT COMPANY (6.7%)
2,196,315	Federated Maryland Municipal Cash Trust	$2,196,315

	Total Investment Company (Cost $2,196,315)	2,196,315

Total Investments — 99.2% (Cost $31,282,617)		32,614,140
Net Other Assets (Liabilities) — 0.8%		263,235

NET ASSETS — 100.0%		$32,877,375

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2009. The maturity date reflected is the final maturity date.

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

FGIC — Financial Guaranty Insurance Corp.

FHA — Federal Housing Authority

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

VA — Veterans Administration

See accompanying notes to the Schedules of Portfolio Investments.

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (95.4%)
	North Carolina (95.4%)
$1,000,000	Alamance County, NC, School Improvements G.O., Callable 2/1/16 @ 100, 5.000%, 2/1/19	$1,119,340
1,760,000	Albemarle, NC, Healthcare Authority Refunding Revenue, OID, 4.500%, 10/1/11	1,750,531
1,045,000	Albemarle, NC, Hospital Authority Refunding Revenue, OID, 4.500%, 10/1/12	1,036,410
1,150,000	Bladen County, NC, School Improvements G.O., Prerefunded 5/1/10 @ 101.50 (AGM), 5.600%, 5/1/13	1,187,663
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/18	1,089,325
775,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/19	787,082
2,975,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, 4.000%, 1/1/15	3,195,120
1,700,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,819,476
1,000,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,065,540
1,135,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,242,632
1,015,000	Catawba County, NC, Public School & Community College Improvements Projects Certificate of Participation, Callable 6/1/14 @ 100 (NATL-RE), 5.250%, 6/1/23	1,060,015
1,280,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	1,423,885
1,000,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,096,230
1,555,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Refunding Revenue, Series A, 5.000%, 1/15/17	1,669,277
3,145,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Revenue, Series A, Prerefunded 1/15/15 @ 100, OID, 5.000%, 1/15/45	3,647,257
2,000,000	Concord, NC, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,195,300
1,180,000	Cumberland County, NC, County Improvements Projects Certificate of Participation, Series A, Callable 12/1/19 @ 100, OID, 4.875%, 12/1/25	1,251,992
2,710,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/13	3,051,812
2,205,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/14	2,531,979
610,000	Dare County, NC, Certificates of Participation (AMBAC), 4.000%, 6/1/15	645,941
1,795,000	Davidson County, NC, G.O., Callable 6/1/17 @ 100 (AGM), 5.000%, 6/1/25	1,957,986

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	$2,172,260
1,000,000	Durham, NC, Water & Sewer Utilities System Revenue, Callable 6/1/11 @ 101, 5.000%, 6/1/12	1,068,750
2,000,000	Fayetteville, NC, Public Works Commission Refunding Revenue, Series A, 5.000%, 3/1/16	2,275,940
1,275,000	Gaston County, NC, Refunding G.O., Series C, 3.500%, 6/1/20	1,296,956
1,000,000	Gastonia, NC, Combined Utilities Systems Refunding Revenue (NATL-RE), 5.000%, 5/1/10	1,013,940
400,000	Goldsboro, NC, Sewer Improvements G.O., Callable 1/19/10 @ 102, 4.250%, 6/1/13	408,932
1,455,000	Greenville, NC, Greenville Enterprise Systems Refunding Revenue (AGM), 5.500%, 9/1/10	1,504,223
2,075,000	Guilford County, NC, Public Improvements G.O., Series B, Prerefunded 10/1/10 @ 102, OID, 5.250%, 10/1/15	2,194,271
525,000	Haywood County, NC, School Improvements G.O., Callable 5/1/16 @ 100 (XLCA), 5.000%, 5/1/17	584,719
1,000,000	Henderson County, NC, Certificates of Participation, Series A (AMBAC), 5.000%, 6/1/16	1,080,260
570,000	High Point, NC, High Point Combined Enterprise Systems Revenue, Callable 11/1/18 @ 100 (AGM), 5.000%, 11/1/26	612,915
1,180,000	Iredell County Public Facilities Corp., NC, School Projects Revenue, Prerefunded 6/1/10 @ 101 (AMBAC), 6.000%, 6/1/14	1,219,990
870,000	Iredell County, NC, School Projects Certificate of Participation (AGM), 5.250%, 6/1/17	994,862
850,000	Johnston County, NC, Public Improvements G.O., Callable 2/1/15 @ 100 (NATL-RE FGIC), 5.250%, 2/1/16	971,295
1,110,000	Johnston Memorial Hospital Authority Revenue (AGM FHA), 5.000%, 10/1/16	1,196,469
600,000	Lumberton, NC, Sewer Improvements G.O., Callable 1/19/10 @ 100.50, 4.750%, 2/1/10	601,830
590,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/13	654,251
1,435,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/16	1,592,176
1,000,000	New Hanover County, NC, New Hanover Regional Medical Center Project Revenue, Callable 1/19/10 @ 101 (NATL-RE), 5.250%, 10/1/12	1,011,670
1,000,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,049,350
1,000,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,045,880
235,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, 4.250%, 10/1/15	211,935

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 645,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, 5.000%, 6/1/16	$668,594
1,205,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, 5.000%, 6/1/17	1,234,956
1,165,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/19	1,164,953
545,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, OID, 4.250%, 6/1/14	558,434
1,905,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, 5.000%, 1/1/14	2,101,253
2,980,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	3,129,924
905,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, OID, 5.000%, 1/1/17	1,028,098
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series B, OID, 4.000%, 1/1/18	1,998,640
2,350,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, OID, 6.400%, 1/1/21	2,917,525
2,100,000	North Carolina Infrastructure Finance Corporation, Correctional Facilities Projects Revenue, Callable 10/1/13 @ 100, 5.000%, 10/1/19	2,266,278
975,000	North Carolina Medical Care Commission, First Mortgage Deerfield Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	944,892
2,000,000	North Carolina Medical Care Commission, First Mortgage Givens Estates Revenue, Series A, Prerefunded 7/1/13 @ 101, OID, 6.500%, 7/1/32	2,376,100
1,265,000	North Carolina Medical Care Commission, Firsthealth Carolina Refunding Revenue, Series C, OID, 4.000%, 10/1/18	1,264,937
1,885,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	1,889,656
1,560,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A, Callable 10/1/14 @ 101 (HUD Section 8), 5.500%, 10/1/24	1,500,424
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,034,460
1,560,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, 5.000%, 11/1/13	1,712,630

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,875,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, Callable 11/1/13 @ 100, 5.000%, 11/1/14	$2,030,269
1,000,000	North Carolina Medical Care Commission, Novant Health Refunding Revenue, Callable 11/1/13 @ 100 (AGM-CR), 5.000%, 11/1/15	1,057,820
1,000,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project Revenue, Callable 1/19/10 @ 101, OID, 6.250%, 10/1/19	1,006,430
3,495,000	North Carolina Medical Care Commission, Universal Health System Refunding Revenue, Series E2, 6.000%, 12/1/36*	3,872,425
1,045,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 4.000%, 10/1/17	1,058,491
2,000,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 5.625%, 10/1/29	2,087,300
1,115,000	North Carolina Medical Care Commission,
	Wilson Medical Center Refunding Revenue,
	5.000%, 11/1/17	1,152,888
1,690,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/13	1,862,143
1,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/17	1,120,330
935,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, Callable 1/1/18 @ 100, 5.250%, 1/1/20	1,021,029
2,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series B, Prerefunded 1/1/10 @ 101, OID, 6.500%, 1/1/20	2,020,000
1,000,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/12	1,084,010
1,350,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/14	1,495,908
500,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/15	551,590
1,000,000	North Carolina State, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,146,690
2,000,000	North Carolina State, Public Improvements G.O., Series A, Callable 3/1/17 @ 100, 5.000%, 3/1/20	2,259,580
2,925,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,417,541
2,350,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,747,127
1,000,000	North Carolina State, Repair & Renovation Project, Certificates of Participation, Series B, Callable 6/1/14 @ 100, 5.000%, 6/1/21	1,055,040
1,030,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/16	1,169,596

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,195,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/17	$1,355,799
1,050,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/18	1,172,703
1,500,000	Onslow County, NC, G.O., Callable 4/1/18 @ 100, 5.000%, 4/1/26	1,601,175
165,000	Onslow County, NC, School Project, Certificate of Participation, Callable 6/1/16 @ 100 (XLCA), 5.000%, 6/1/18	176,573
115,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series A (NATL-RE), 5.000%, 6/1/18	127,046
1,520,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series B, Callable 6/1/14 @ 100 (XLCA), 5.000%, 6/1/21	1,583,308
1,105,000	Orange County, NC, Public Improvements Project Certificates of Participation, Series A, Callable 4/1/16 @ 100 (AMBAC), 5.000%, 4/1/19	1,195,013
930,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	1,037,610
2,440,000	Pitt County, NC, Pitt County Memorial Hospital Project Refunding Revenue, Callable 1/19/10 @ 100, OID, 5.500%, 12/1/15	2,591,963
340,000	Pitt County, NC, School Improvements Revenue (Assured Guaranty), 3.500%, 4/1/15	354,069
750,000	Pitt County, NC, School Improvements Revenue (Assured Guaranty), 4.000%, 4/1/18	768,413
2,200,000	Raleigh, NC, Combined Enterprise Systems Revenue, Callable 3/1/14 @ 100, 5.000%, 3/1/31	2,298,142
415,000	Randolph County, NC, Refunding Certificate of Participation (AGM), 5.000%, 6/1/15	469,265
1,390,000	Rockingham County, NC, Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,571,409
110,000	Surry County, NC, Northern Hospital District Revenue, 4.000%, 10/1/10	110,805
1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	1,090,610
210,000	Surry County, NC, Northern Hospital District Revenue, OID, 4.000%, 10/1/11	211,651
1,355,000	Union County, NC, School Improvements G.O., Series A, Callable 3/1/19 @ 100, 4.000%, 3/1/22	1,405,528
4,610,000	Union County, NC, School Improvements G.O., Series D, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/19	5,192,197
1,000,000	University of North Carolina at Chapel Hill Revenue, Series A, Callable 12/1/15 @ 100, 5.000%, 12/1/34	1,042,020
1,385,000	University of North Carolina at Greensboro Revenue, Series A, Callable 4/1/19 @ 100 (Assured Guaranty), OID, 5.000%, 4/1/34	1,429,417
1,355,000	University of North Carolina at Wilmington Revenue, Callable 1/1/13 @ 100 (AMBAC), 5.250%, 1/1/21	1,448,481

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,465,000	University of North Carolina System College Improvements Revenue, General Trust Indenture, Series C, 4.250%, 10/1/14	$1,578,215
375,000	University of North Carolina System College Improvements Revenue, Series A (AMBAC), 5.000%, 4/1/14	417,739
1,020,000	University of North Carolina System College Improvements Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17	1,115,197
500,000	University of North Carolina System College Improvements Revenue, Series B (AMBAC), 4.000%, 4/1/14	533,440
3,000,000	Wake County, NC, Public Improvements G.O., 5.000%, 3/1/12	3,280,080
1,075,000	Wake County, NC, Wake County Hospital Revenue (NATL-RE), OID, 5.125%, 10/1/13	1,187,391
1,000,000	Winston-Salem, NC, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,130,590
1,000,000	Winston-Salem, NC, Water & Sewer Systems Refunding Revenue, Callable 6/1/15 @ 100, 5.000%, 6/1/20	1,089,820

	Total Municipal Bonds (Cost $152,330,860)	159,161,297

Shares
INVESTMENT COMPANY (3.7%)
6,242,828	Federated North Carolina Municipal Money Market Portfolio, Institutional Class	6,242,828

	Total Investment Company (Cost $6,242,828)	6,242,828

Total Investments — 99.1% (Cost $158,573,688)		165,404,125
Net Other Assets (Liabilities) — 0.9%		1,467,427

NET ASSETS — 100.0%		$166,871,552

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2009. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

FHA — Federal Housing Authority

G.O. — General Obligation

HUD — Housing & Urban Development

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.3%)
	South Carolina (96.3%)
$785,000	Beaufort-Jasper Water & Sewer Authority, SC, Refunding & Improvements Revenue, Callable 3/1/17 @ 101 (AGM), 4.750%, 3/1/25	$825,522
505,000	Bennettsville, SC, Combined Utility Systems, Refunding & Improvements Revenue, Callable 2/1/14 @ 100 (AMBAC), OID, 3.625%, 2/1/16	518,973
250,000	Camden, SC, Public Utilities Improvements Refunding Revenue (NATL-RE FGIC), OID, 3.500%, 3/1/12	260,873
180,000	Cayce, SC, Waterworks & Sewer Revenue Refunding & Improvements Revenue, Series A (XLCA), 4.250%, 7/1/13	194,710
125,000	Cayce, SC, Waterworks & Sewer Revenue Refunding & Improvements Revenue, Series A (XLCA), 4.500%, 7/1/15	136,636
325,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	365,849
185,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/17	207,829
310,000	Charleston County, SC, Hospital Facilities Care Alliance Health Revenue, Series B1 (AGM), 5.000%, 8/15/16	333,994
200,000	Clarendon County, Public Improvements G.O., Callable 3/1/10 @ 101 (NATL-RE FGIC), OID, 4.250%, 3/1/15	202,474
160,000	Coastal Carolina University, SC, Refunding Revenue (XLCA), 4.000%, 6/1/17	164,686
215,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.250%, 4/1/12	226,900
485,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.500%, 4/1/17	515,414
120,000	Colleton County, SC, School Improvements G.O., Callable 1/19/10 @ 101 (AGM, State Aid Withholding), OID, 4.200%, 3/1/12	121,478
155,000	Darlington County, SC, Correctional Facilities Improvements G.O., Callable 1/19/10 @ 101 (AMBAC), 4.000%, 3/1/11	155,820
660,000	Dorchester County, SC, Refunding G.O., Callable 4/1/19 @ 100, 3.500%, 4/1/20	670,956
325,000	Dorchester County, SC, Transition Projects G.O., Series A (XLCA), 5.000%, 5/1/14	364,767
345,000	Dorchester County, SC, Transition Projects G.O., Series A (XLCA), 5.000%, 5/1/15	387,639
275,000	Dorchester County, SC, Waterworks Revenue (NATL-RE), 5.000%, 10/1/15	304,909
200,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.000%, 4/1/15	209,700
125,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.250%, 4/1/17	129,339
630,000	Florence County, SC, McLeod Regional Medical Center Project Refunding Revenue, Series A, Callable 1/19/10 @ 101 (NATL-RE), 5.250%, 11/1/11	637,894

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$100,000	Florence, SC, New Public Housing Authority Revenue, Callable 2/1/10 @ 100 (U.S. Government Guaranteed), 5.750%, 8/1/10	$102,994
440,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, 5.000%, 12/1/12	475,235
335,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, Callable 12/1/16 @ 100, 5.250%, 12/1/18	354,758
260,000	Georgetown County School District, SC, Refunding G.O., Series B, Callable 3/1/12 @ 102 (AGM, SCSDE), 5.000%, 3/1/16	286,988
175,000	Georgetown County, SC, Refunding G.O., Series A, Callable 3/1/13 @ 100 (NATL-RE FGIC, State Aid Withholding), OID, 4.375%, 3/1/18	179,013
100,000	Greenville, SC, Sewer System Revenue, Callable 4/1/12 @ 100 (NATL-RE), OID, 4.600%, 4/1/15	105,192
380,000	Greenville, SC, Waterworks Revenue, Callable 2/1/13 @ 100, 5.250%, 2/1/19	418,072
445,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 4.875%, 10/1/22	442,673
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	529,958
250,000	Horry County School District, SC, School Improvements G.O., Series A, Callable 3/1/12 @ 100 (SCSDE), 5.375%, 3/1/15	272,783
500,000	Horry County, SC, Correctional Facilities Improvements G.O., Callable 3/1/18 @ 100, OID, 4.125%, 3/1/22	520,210
215,000	Kershaw County, SC, Correctional Facilities Improvements G.O., Series A, Callable 1/19/10 @ 100 (AGM, State Aid Withholding), 4.000%, 4/1/12	215,462
305,000	Kershaw County, SC, Correctional Facilities Improvements G.O., Series A, Callable 1/19/10 @ 100 (AGM, State Aid Withholding), 4.000%, 4/1/13	305,595
500,000	Kershaw County, SC, Public Schools Foundation Installment Power Refunding Revenue, Kershaw County School District Project (CIFG), 5.000%, 12/1/16	545,740
415,000	Laurens County School District No. 55, SC, Refunding Revenue, Callable 12/1/15 @ 100, 5.250%, 12/1/24	409,078
690,000	Lexington County, SC, Health Services District Income Hospital Refunding Revenue, 5.000%, 11/1/15	739,107
500,000	Lexington County, SC, School District No. 3, Refunding G.O., Callable 3/1/12 @ 102 (AGM), 5.000%, 3/1/16	549,615
500,000	Medical University Hospital Authority, SC, Refunding Revenue, Series A, 6.000%, 8/15/12	565,805
115,000	Myrtle Beach, SC, Public Improvements G.O., Series A (Assured Guaranty), 5.000%, 3/1/18	133,907

Continued

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$365,000	Myrtle Beach, SC, Recreational Facilities Improvements, Special Tax Revenue, 4.000%, 3/1/19	$373,205
280,000	Myrtle Beach, SC, Recreational Facilities Improvements, Special Tax Revenue, Callable 3/1/19 @ 100, OID, 4.000%, 3/1/20	279,409
100,000	Newberry County, SC, Newberry County Memorial Hospital Refunding Revenue (Radian), OID, 3.500%, 12/1/10	100,140
590,000	Newberry Investing in Children’s Education, SC, Newberry County School District Project Revenue, 5.250%, 12/1/14	632,392
750,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	766,095
420,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue (NATL-RE), OID, 5.375%, 1/1/25	476,864
500,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	531,370
285,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	313,144
275,000	Richland County School District No. 1, SC, G.O., Callable 3/1/13 @ 101 (AGM, SCSDE), OID, 4.750%, 3/1/27	283,148
500,000	Richland County School District No. 2, SC, School Improvements G.O., Series B, Callable 2/1/12 @ 100 (NATL-RE FGIC, SCSDE), 5.000%, 2/1/21	527,870
425,000	Scago Educational Facilities Corp. for Colleton School District, SC, Pickens County Project Revenue (AGM), 5.000%, 12/1/14	471,287
205,000	Scago Educational Facilities Corp. for Colleton School District, SC, School Improvements Revenue (Assured Guaranty), 5.000%, 12/1/15	229,987
500,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Certificate Participation, Series A, 4.000%, 12/1/17	500,255
500,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Certificate Participation, Series A, 5.000%, 12/1/19	529,200
205,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Wofford College Project Revenue, 4.000%, 4/1/15	216,269
190,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Wofford College Project Revenue, 4.000%, 4/1/16	197,503
525,000	South Carolina Jobs-Economic Development Authority, Anderson Area Medical Center Revenue, Callable 1/19/10 @ 101 (AGM), 5.500%, 2/1/11	532,124
350,000	South Carolina Jobs-Economic Development Authority, Coastal Housing Foundation Revenue, Series A, OID, 5.500%, 4/1/20	345,657
775,000	South Carolina Jobs-Economic Development Authority, Kershaw County Medical Center Project Revenue, OID, 5.000%, 9/15/18	766,870

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$550,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement-AnMed Health Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	$581,350
160,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement- Palmetto Health Facilities Revenue, Series C, 6.000%, 8/1/12	168,464
535,000	South Carolina Jobs-Economic Development Authority, Tuomey Medical Center Refunding Revenue (CIFG), 5.000%, 11/1/12	551,280
540,000	South Carolina State Public Service Authority Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/23	581,564
280,000	South Carolina State Public Service Authority Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/26	299,062
150,000	South Carolina State Public Service Authority, Electricity Lights & Power Improvements Revenue, Series A, Callable 1/1/10 @ 101 (NATL-RE), 5.500%, 1/1/11	151,500
150,000	South Carolina State Public Service Authority, Electricity Lights & Power Refunding & Improvements Revenue, Series A, Callable 1/1/12 @ 101 (AGM), 5.250%, 1/1/17	162,281
500,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	541,015
690,000	South Carolina State Public Service Authority, Refunding Revenue, Series B, Callable 1/1/16 @ 100 (NATL-RE), 5.000%, 1/1/22	747,132
115,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/13 @ 100 (AMBAC), 5.000%, 10/1/14	125,644
305,000	South Carolina Transportation Infrastructure Bank, Junior Lien Revenue, Series B (AMBAC), 5.250%, 10/1/11	325,514
470,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	529,413
450,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A (XLCA), 5.000%, 10/1/15	500,202
410,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A, Callable 10/1/16 @ 100 (XLCA), 5.000%, 10/1/22	430,184
525,000	Spartanburg County School District No. 5, SC, School Improvements G.O. (SCSDE), 5.250%, 5/1/10	533,794
375,000	Spartanburg County, SC, Regional Health Services District Refunding Revenue, Series A (Assured Guaranty), 4.000%, 4/15/16	387,563
220,000	Sumter, SC, Waterworks & Sewer System Improvements Revenue, Callable 1/19/10 @ 101 (AGM), OID, 5.200%, 6/1/18	222,435
250,000	University of South Carolina Revenue, Series A, Callable 5/1/13 @ 100 (AMBAC), OID, 4.750%, 5/1/27	253,910

Continued

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$230,000	York County, SC, G.O., Callable 11/1/16 @ 100, OID, 5.100%, 11/1/21	$253,239
510,000	York County, SC, School District No. 3, G.O., Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/22	559,113

	Total Municipal Bonds (Cost $29,090,422)	30,065,995

Shares		Fair Value
INVESTMENT COMPANY (2.6%)
812,142	Federated Tax-Free Obligations Fund, Institutional Service Class	$812,142

	Total Investment Company (Cost $812,142)	812,142

Total Investments — 98.9% (Cost $29,902,564)		30,878,137
Net Other Assets (Liabilities) — 1.1%		351,410

NET ASSETS — 100.0%		$31,229,547

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

SCSDE — South Carolina School District Enhancement

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.7%)
	Virginia (96.7%)
$1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	$1,168,950
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,183,390
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington Health System Revenue, 5.500%, 7/1/10	1,017,730
1,095,000	Arlington County, VA, Refunding & Improvements G.O., Prerefunded 5/15/14 @ 100, 5.000%, 5/15/15	1,268,711
1,100,000	Chesapeake Bay Bridge & Tunnel District, General Resolution Refunding Revenue (BHAC-CR NATL-RE), 5.500%, 7/1/25	1,317,536
2,100,000	Chesapeake Economic Development Authority, Pollution Control Refunding Revenue, 3.600%, 2/1/32*	2,170,833
1,445,000	Chesapeake Hospital Authority, VA, Chesapeake General Hospital Refunding Revenue, Series A, Callable 7/1/14 @ 101, 5.250%, 7/1/17	1,530,804
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,162,953
2,325,000	Chesterfield County, VA, Refunding Public Improvements G.O., 5.000%, 1/1/14	2,668,054
810,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty State Aid Withholding), 5.000%, 3/1/21	897,763
825,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty State Aid Withholding), 5.000%, 3/1/22	908,366
905,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series C, 5.000%, 5/15/18	969,472
1,500,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.000%, 6/15/16	1,603,665
1,150,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.000%, 6/15/17	1,217,401
1,390,000	Henrico County, VA, Economic Development Authority, Virginia United Methodist Refunding Revenue, Series A, Prerefunded 6/1/12 @100, OID, 6.700%, 6/1/27	1,576,302
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/14	1,163,940
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/15	1,169,090
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/16	1,195,226
1,000,000	Loudoun County, VA, Sanitation Authority, Water Utility Improvements Revenue (AGM), 5.750%, 1/1/11	1,054,380

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 635,000	Middlesex County, VA, Industrial Development Authority Refunding Revenue, Callable 8/1/14 @ 101 (NATL-RE), 4.000%, 8/1/20	$598,602
1,285,000	Montgomery County, VA, Industrial Development Authority Revenue, 5.000%, 2/1/18	1,411,675
2,500,000	New River Valley Regional Jail Authority, Grant Anticipation Notes Correctional Facility Improvements Revenue, Callable 4/1/10 @ 100, 4.000%, 4/1/11	2,512,575
1,155,000	Newport News Economic Development Authority, Public Improvements Revenue, Series A, Callable 1/15/16 @ 100, 5.250%, 1/15/25	1,256,282
1,105,000	Newport News, VA, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 2/1/15	1,275,093
1,000,000	Newport News, VA, Refunding Public Improvements-Water G.O., Series B, 5.250%, 7/1/21	1,185,880
1,000,000	Norfolk, VA, Parking Systems Refunding Revenue, Series B (AMBAC), 5.000%, 2/1/13	1,056,520
1,030,000	Norfolk, VA, Water Utility Improvements Refunding Revenue, Callable 1/19/10 @ 100.50 (AGM), 5.125%, 11/1/11	1,039,105
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,114,930
400,000	Northern Virginia Transportation District Commission, VA, Commuter Rail Refunding Revenue, Virginia Railway Express Project, Callable 1/19/10 @ 101 (AGM), 5.375%, 7/1/14	405,400
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,110,890
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,468,830
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	1,985,391
1,065,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 3/1/11 @ 102 (NATL-RE, School Board Resolution Federal), 5.625%, 3/1/15	1,145,759
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,607,443
950,000	Prince William County, VA, Industrial Development Authority Potomac Hospital Corporation Revenue, Callable 10/1/13 @ 102, 5.500%, 10/1/18	963,927
825,000	Prince William County, VA, Service Authority, Water & Sewer Systems Refunding Revenue, Callable 7/1/13 @ 102, 5.000%, 7/1/14	939,980
955,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/15	1,063,736
1,490,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/16	1,653,140

Continued

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,050,000	Southampton County, VA, Industrial Development Authority, Public Facilities Lease Revenue, Series A, Callable 4/1/16 @ 100 (CIFG), 5.000%, 4/1/19	$1,100,977
1,000,000	Spotsylvania County, VA, Public Improvements G.O., Callable 1/15/16 @ 100 (AGM), 5.000%, 1/15/17	1,138,230
2,925,000	Spotsylvania County, VA, Refunding G.O. (AGM), 5.500%, 7/15/12	3,269,974
715,000	Stafford County & Staunton Industrial Development Authority, VA, Municipal League/Association Counties Program, Public Improvements Revenue, Series B (XLCA), 5.000%, 8/1/16	790,747
375,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program B Revenue (CIFG), OID, 4.250%, 8/1/15	385,939
170,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), 4.000%, 8/1/15	180,474
330,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/17	341,745
600,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/18	614,406
1,000,000	Suffolk, VA, Public Improvements Refunding G.O., Callable 12/1/15 @100, 5.000%, 12/1/18	1,114,820
1,300,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/16	1,496,417
2,425,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/17	2,796,025
2,175,000	Tobacco Settlement Financing Corp., VA, Asset-Backed Revenue, Callable 6/1/12 @ 100, OID, 5.500%, 6/1/26	2,437,958
345,000	Tobacco Settlement Financing Corp., VA, Asset-Backed Revenue, Prerefunded 6/1/15 @ 100, OID, 5.625%, 6/1/37	406,041
1,650,000	Virginia Beach, VA, Public Improvements G.O., Callable 6/1/19 @ 100, 5.000%, 6/1/20	1,912,036
2,000,000	Virginia Beach, VA, Public Improvements G.O., Callable 6/1/19 @ 100, 5.000%, 6/1/22	2,284,540
1,610,000	Virginia College Building Authority, 21st Century College & Equipment Program Revenue, Series B, Prerefunded 2/1/17 @ 100, 5.000%, 2/1/18	1,873,976
2,000,000	Virginia College Building Authority, 21st Century College Program Refunding Revenue, Series B, 5.250%, 2/1/13	2,253,920
1,000,000	Virginia College Building Authority, Hampton University Project Revenue, 5.500%, 4/1/10	1,012,010

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,040,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/15 @ 100, 5.000%, 9/1/22	$1,139,258
1,525,000	Virginia Commonwealth, Public Improvements G.O., Series B, 5.000%, 6/1/17	1,786,446
1,370,000	Virginia Commonwealth, Refunding G.O., Series B, 5.000%, 6/1/14	1,585,145
1,525,000	Virginia Housing Development Authority, Commonwealth Mortgage Single Family Housing-State Revenue, Series A-1, Callable 7/1/19 @ 100, 4.600%, 7/1/25	1,535,507
2,240,000	Virginia Public Building Authority, Public Facilities Refunding Revenue, Series A, 5.000%, 8/1/11	2,397,405
1,000,000	Virginia Public Building Authority, Virginia Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/18	1,133,210
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution Revenue, Series B, Callable 8/1/17 @100 (NATL-RE), 5.000%, 8/1/26	1,090,080
1,000,000	Virginia Public School Authority, Unrefunded Balance Refunding School Financing Revenue, Series I, 5.250%, 8/1/10	1,029,360
1,360,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue, Callable 10/1/17 @ 100, 4.750%, 10/1/24	1,465,359
1,000,000	Virginia Resources Authority, State Revolving Fund Refunding Revenue, 5.500%, 10/1/17	1,195,730
805,000	Virginia Resources Authority, State Revolving Fund Revenue, 5.250%, 10/1/15	945,175
2,000,000	York County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, 4.050%, 5/1/33*	2,092,220

	Total Municipal Bonds (Cost $86,605,499)	91,844,854

Shares
INVESTMENT COMPANY (2.1%)
1,965,383	Federated Virginia Municipal Money Market Portfolio, Institutional Class	1,965,383

	Total Investment Company (Cost $1,965,383)	1,965,383

Total Investments — 98.8% (Cost $88,570,882)		93,810,237
Net Other Assets (Liabilities) — 1.2%		1,148,100

NET ASSETS — 100.0%		$94,958,337

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2009. The maturity date reflected is the final maturity date.

Continued

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

BHAC — Berkshire Hathaway Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.5%)
	West Virginia (97.5%)
$1,000,000	Beckley, WV, University Facilities Revenue, Bond Anticipation Notes, Mountain State University, Callable 6/17/10 @ 100, 3.500%, 12/17/10	$999,860
1,250,000	Berkeley County Board of Education, WV, School Improvements G.O., Callable 5/1/12 @ 101 (NATL-RE FGIC), 5.000%, 5/1/16	1,371,325
275,000	Berkeley County, WV, Building Commission Lease Revenue, County Facilities Projects, Callable 12/1/15 @ 100, 5.250%, 12/1/25	271,254
425,000	Berkeley County, WV, Building Commission Lease Revenue, County Facities Projects, Callable 12/1/15 @ 100, 5.500%, 12/1/29	422,943
975,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 3/1/15 @ 100, 5.000%, 3/1/22	995,251
670,000	Braxton County, WV, Board of Education Public Schools Improvements G.O., Callable 5/1/18 @ 100 (AGM), 5.000%, 5/1/23	727,432
1,110,000	Brooke County, WV, Board of Education School Improvements G.O., Callable 5/1/11 @ 100 (NATL-RE FGIC), 5.000%, 5/1/16	1,167,387
500,000	Brooke, Pleasants, Tyler & Wetzel Counties, WV, Housing Revenue, 7.400%, 8/15/10	521,210
200,000	Cabell County, WV, Board of Education School Improvements G.O. (NATL-RE), 5.000%, 5/1/11	211,734
1,375,000	Cabell County, WV, Board of Education School Improvements G.O. (NATL-RE), 5.000%, 5/1/16	1,562,811
490,000	Cabell, Putnam & Wayne Counties, WV, State Housing Revenue (FGIC), 7.375%, 4/1/11	531,013
1,030,000	Charleston, WV, Urban Renewal Authority, Public Improvements Lease Revenue, Callable 1/11/10 @ 103 (AGM), 5.250%, 12/15/18	1,063,908
1,765,000	Clarksburg, WV, Water Refunding Revenue, Callable 9/1/12 @ 101 (NATL-RE FGIC), 5.250%, 9/1/19	1,864,899
1,000,000	Fairmont State College, WV, University & College Improvements Revenue, Series A, Callable 6/1/13 @ 100 (NATL-RE FGIC), 5.250%, 6/1/22	1,032,480
680,000	Fairmont, WV, Waterworks Refunding Revenue, Callable 1/19/10 @ 100 (NATL-RE), OID, 5.375%, 7/1/13	682,142
2,000,000	Greenbrier County, WV, Board of Education Public Schools Improvements G.O. (AGM), 5.000%, 5/1/18	2,260,020
1,030,000	Greenbrier County, WV, Commission Tax Increment Revenue, White Sulphur Springs Project 1-A, Callable 6/1/15 @ 100, 6.000%, 6/1/18	1,021,832
1,390,000	Harrison County, WV, County Commission Tax Allocation Refunding Revenue, Charles Pointe Project No. 2, Series A, Callable 6/1/18 @ 100, 6.500%, 6/1/23	1,193,676
545,000	Harrison County, WV, County Commission Tax Allocation Refunding Revenue, Charles Pointe Project No. 2, Series B, OID, 5.500%, 6/1/13	526,574

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$ 690,000	Logan County, WV, 1st Mortgage-Logan County Health Revenue, 8.000%, 12/1/16	$851,964
1,000,000	Mason County, WV, Appalachian Power Co. Project Refunding Revenue, Series K, Callable 1/19/10 @ 101 (AMBAC), 6.050%, 12/1/24	1,012,040
1,000,000	Monongalia County, WV, Board of Education G.O., Callable 5/1/14 @ 101 (NATL-RE), OID, 5.000%, 5/1/33	1,008,310
1,760,000	Monongalia County, WV, Building Commission, Monongalia General Hospital Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,796,186
600,000	Morgantown, WV, Custodial Receipts Revenue, OID, 4.375%, 7/15/24	599,028
1,345,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, 5.350%, 6/1/17	1,283,924
555,000	Ohio County, WV, Board of Education, Refunding G.O., Callable 6/1/10 @ 100 (NATL-RE-IBC), OID, 5.000%, 6/1/13	559,662
250,000	Ohio County, WV, Board of Education, Refunding G.O., Callable 6/1/10 @ 100 (NATL-RE-IBC), OID, 5.125%, 6/1/18	252,037
1,030,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, Callable 6/1/17 @ 100, 5.625%, 6/1/22	957,261
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/14	1,286,414
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/15	1,427,156
2,100,000	Pleasants County, WV, Industrial Development, Monongahela Power Co. Refunding Revenue, Series C, Callable 1/19/10 @ 100 (AMBAC), 6.150%, 5/1/15	2,102,436
1,400,000	Shepherd University Board of Governors, WV, Residence Facilities Projects Revenue, Callable 6/1/15 @ 100 (NATL-RE), 5.000%, 6/1/25	1,450,960
1,000,000	Shepherd University Board of Governors, WV, Shepherd University Wellness Center Project Revenue, Callable 12/1/17 @ 100 (NATL-RE), 5.000%, 6/1/22	1,065,300
1,195,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (AGM), 5.000%, 9/1/14	1,359,946
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A (NATL-RE), 5.500%, 6/1/12	2,175,540
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/13	1,090,440
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/15	1,070,800

Continued

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/18	$1,048,730
1,040,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/19	1,086,478
1,520,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), OID, 5.000%, 6/1/26	1,563,639
450,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease Revenue, 4.750%, 11/1/11	482,710
240,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, 4.250%, 6/1/12	253,783
155,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, Callable 6/1/15 @ 100, 4.750%, 6/1/21	159,148
2,300,000	West Virginia Economic Development Authority, State Office Building & Parking Lot Lease Revenue, Series A, Callable 8/1/19 @ 100, OID, 4.750%, 8/1/29	2,350,393
1,250,000	West Virginia Economic Development Authority, State Office Building Lease Revenue, Series A, Callable 10/1/11 @ 101, 5.000%, 10/1/15	1,347,350
695,000	West Virginia Higher Education Policy Commission, Community & Technical Capital Improvements Revenue, Series A, 4.000%, 7/1/19	691,740
385,000	West Virginia Higher Education Policy Commission, Community & Technical Capital Improvements Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/20	409,232
820,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B (NATL-RE FGIC), 5.000%, 4/1/14	902,590
1,000,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/16	1,070,970
1,795,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/23	1,869,134
1,045,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/34	1,042,011
550,000	West Virginia School Building Authority Excess, Lottery Revenue, 5.000%, 7/1/16	617,287
1,705,000	West Virginia School Building Authority Excess, Lottery Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,804,163

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,525,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/15	$1,686,818
2,100,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/16	2,308,614
1,935,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/18	2,087,401
1,465,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/19	1,572,868
100,000	West Virginia School Building Authority, Capital Improvements Revenue (NATL-RE), 5.250%, 1/1/14	112,721
1,020,000	West Virginia School Building Authority, Capital Improvements Revenue (NATL-RE), 5.250%, 7/1/14	1,158,026
1,300,000	West Virginia School Building Authority, Excess Lottery Revenue, 5.000%, 7/1/18	1,448,980
1,295,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A (AMBAC), 5.250%, 7/1/10	1,320,110
640,000	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Inc. Revenue, Series A, OID, 6.500%, 9/1/16	777,798
450,000	West Virginia State Hospital Finance Authority, Charleston Medical Center Revenue, Prerefunded 9/1/10 @ 101, OID, 6.750%, 9/1/30	473,364
2,000,000	West Virginia State Hospital Finance Authority, Charleston Refunding & Improvements Revenue, Series A, 5.000%, 9/1/19	2,024,340
1,405,000	West Virginia State Hospital Finance Authority, Linked Bears & Bulls Refunding Revenue, Callable 1/19/10 @ 100 (NATL-RE), 6.100%, 1/1/18	1,427,775
500,000	West Virginia State Hospital Finance Authority, United Health System Refunding Revenue, Series C, 5.000%, 6/1/18	521,965
785,000	West Virginia State Hospital Finance Authority, West Virginia United Health System Refunding Revenue, Series E, Callable 12/1/18 @ 100, OID, 5.375%, 6/1/28	776,373
1,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC General Obligation of Authority), 5.250%, 5/15/12	1,089,410
700,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC General Obligation of Authority), 5.250%, 5/15/17	792,225
285,000	West Virginia University, Projects Refunding Revenue, Series B, Callable 10/1/14 @ 100 (NATL-RE FGIC), 5.000%, 10/1/21	301,613
1,350,000	West Virginia University, Projects Revenue, Series A (NATL-RE), 5.500%, 4/1/11	1,421,402

Continued

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$955,000	West Virginia University, Projects Revenue, Series A (NATL-RE), 5.250%, 4/1/28	$1,035,974
565,000	West Virginia Water Development Authority, Infrastructure Jobs Refunding Revenue, Series A, Callable 10/1/16 @ 100 (AGM), 5.000%, 10/1/26	593,323
540,000	West Virginia Water Development Authority, Infrastructure Jobs Revenue, Series A, Callable 10/1/16 @ 100 (AGM), 4.750%, 10/1/23	562,648
1,110,000	West Virginia Water Development Authority, Loan Program II Refunding Revenue, Series B, Callable 11/1/13 @ 101 (AMBAC), 5.250%, 11/1/23	1,164,290
890,000	West Virginia Water Development Authority, Loan Programs Refunding Revenue, Series A1, Callable 11/1/12 @ 102 (AMBAC), 5.250%, 11/1/23	932,934
60,000	West Virginia, State Road Refunding G.O. (NATL-RE FGIC), 5.000%, 6/1/12	65,910
2,090,000	West Virginia, State Road Refunding G.O. (NATL-RE FGIC), 5.000%, 6/1/15	2,406,259

	Total Municipal Bonds (Cost $81,883,028)	84,539,654

Shares		Fair Value
INVESTMENT COMPANY (1.7%)
1,500,907	Federated Tax-Free Obligations Fund, Institutional Service Class	$1,500,907

	Total Investment Company (Cost $1,500,907)	1,500,907

Total Investments — 99.2% (Cost $83,383,935)		86,040,561
Net Other Assets (Liabilities) — 0.8%		726,105

NET ASSETS — 100.0%		$86,766,666

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

IBC — Insured Bond Certificates

NATL — National

OID — Original Issue Discount

RE — Reinsurance

See accompanying notes to the Schedules of Portfolio Investments.

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS (99.8%)
	Arizona (8.0%)
$1,700,000	Apache County, AZ, Industrial Development Authority, Tucson Electronic Power Revenue, Series 83A (ABN AMRO Bank N.V.), 0.300%, 1/6/10*	$1,700,000
1,000,000	Clipper Tax-Exempt Certificate Trust Revenue, Series 2009-33, 0.250%, 1/7/10*(a)	1,000,000
750,000	Phoenix Industrial Development Authority, AZ, Southwestern College of Phoenix Revenue (Comerica Bank), 0.310%, 1/7/10*	750,000
1,000,000	Pinal County, AZ, Maricopa Unified School District No. 20, School Improvements G.O. Project of 2006, Series D, 5.250%, 7/1/10	1,022,155
5,000,000	Salt River Project Agricultural Improvement & Power District, Electric System Refunding Revenue, Callable 1/1/16 @ 100, 0.230%, 1/7/10*(a)	5,000,000
750,000	Scottsdale Industrial Development Authority, AZ, Scottsdale Healthcare Refunding Revenue, Series C (AGM), 0.250%, 1/6/10*	750,000
3,000,000	Scottsdale Industrial Development Authority, AZ, Scottsdale Healthcare Refunding Revenue, Series D (AGM), 0.250%, 1/6/10*	3,000,000
5,200,000	Tempe Union High School District No. 213, AZ, Refunding G.O., 3.250%, 7/1/10	5,269,466

		18,491,621

	Colorado (2.8%)
4,900,000	Colorado Educational & Cultural Facilities Authority, Fuller Theological Project Revenue (Keybank N.A.), 0.450%, 1/7/10*	4,900,000
1,600,000	Thornton, CO, Kroger Co. Industrial Development Refunding Revenue (U.S. Bank N.A.), 0.350%, 1/7/10*	1,600,000

		6,500,000

	Connecticut (2.0%)
4,580,000	Plymouth, CT, G.O. Bond Anticipation Notes Cash Flow Management, 1.750%, 8/26/10	4,609,492

	Florida (9.1%)
3,000,000	Florida Municipal Power Agency, All Requirements Power Refunding Revenue, Series E (Suntrust Bank), 0.270%, 1/4/10*	3,000,000
3,885,000	Miami, FL, Health Facilities Authority Refunding Revenue, Mercy Hospital Project (NationsBank N.A.), 0.220%, 1/6/10*	3,885,000
4,300,000	Orange County, FL, Industrial Development Authority, Catholic Diocese Project Revenue (Suntrust Bank), 0.400%, 1/6/10*	4,300,000
4,700,000	Orlando & Orange County, FL, Expressway Authority Refunding Revenue, Series D (AGM), 0.270%, 1/7/10*	4,700,000
2,000,000	Orlando & Orange County, FL, Expressway Authority Refunding Revenue, SubSeries B-2 (Suntrust Bank), 0.300%, 1/7/10*	2,000,000
3,070,000	Volusia County, FL, Educational Facility Authority, Bethune Cookman College Project Revenue (Suntrust Bank), 0.350%, 1/6/10*	3,070,000

		20,955,000

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Georgia (11.9%)
$4,820,000	Clayton County, GA, Housing Authority Refunding Revenue, Summerwind, Series A (Fannie Mae), 0.290%, 1/7/10*	$4,820,000
1,700,000	Dalton, GA, Development Authority Revenue, Hamilton Health System Project, Series B (Bank of America N.A.), 0.250%, 1/7/10*	1,700,000
4,000,000	De Kalb County, GA, Housing Authority Refunding Revenue, Timber Trace Apartments Project (Freddie Mac), 0.250%, 1/7/10*	4,000,000
1,700,000	Fulton County, GA, Development Authority Refunding Revenue, 0.400%, 1/15/10*	1,700,000
750,000	Fulton County, GA, Development Authority Revenue, Woodward Academy, Inc. Project (FHLB), 0.260%, 1/6/10*	750,000
2,500,000	Fulton County, GA, Residential Care Facilities for the Elderly Authority Refunding Revenue, First Mortgage Lenbrook Project, Series C (Bank of Scotland), 0.230%, 1/6/10*	2,500,000
2,090,000	Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System Refunding Revenue, Series G (Bayerische Landesbank), 0.300%, 1/6/10*	2,090,000
7,100,000	Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Central Georgia Senior Health, Inc. (Suntrust Bank), 0.260%, 1/6/10*	7,100,000
1,400,000	Monroe County, GA, Development Authority Refunding Revenue, Oglethorpe Power Corp., Series B (JP Morgan Chase Bank), 0.220%, 1/6/10*	1,400,000
1,250,000	Winder-Barrow County, GA, Joint Development Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project (Wells Fargo Bank N.A.), 0.220%, 1/7/10*	1,250,000

		27,310,000

	Illinois (7.3%)
6,140,000	Chicago Board of Education, IL, School Improvements G.O., Series B (AGM), 0.400%, 1/7/10*	6,140,000
1,750,000	Cook County, IL, Capital Improvements G.O., Series B, 0.280%, 1/6/10*	1,750,000
4,000,000	Illinois Finance Authority, Swedish Conevant Refunding Revenue, Series A (LaSalle Bank N.A.), 0.260%, 1/6/10*	4,000,000
5,000,000	Illinois Financial Authority, Bradley University Revenue, Series A (Northern Trust Company), 0.210%, 1/7/10*	5,000,000

		16,890,000

	Massachusetts (0.8%)
1,900,000	Massachusetts Health & Educational Facilities Authority, Cape Cod Healthcare Revenue, Series D (Assured Guaranty), 0.350%, 1/7/10*	1,900,000

	Missouri (5.7%)
8,550,000	Kansas City Industrial Development Authority, MO, Bethesda Living Center Nursing Homes Revenue, Series A (LaSalle National Bank), 0.280%, 1/7/10*	8,550,000

Continued

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Missouri — (continued)
$2,700,000	Missouri State Health & Educational Facilities Authority, MO, Dialsis Clinic, Inc. Project Revenue (Suntrust Bank), 0.400%, 1/6/10*	$2,700,000
1,900,000	Missouri State Health & Educational Facilities Authority, MO, Sisters Mercy Health Revenue, Series D, 0.220%, 1/7/10*	1,900,000

		13,150,000

	Nevada (3.0%)
7,000,000	Clark County, NV, G.O. Nevada School District, Series A (AGM), 0.250%, 1/4/10*	7,000,000

	New Jersey (0.8%)
1,750,000	Englewood Cliffs Borough, NJ, G.O. Bond Anticipation Notes Cash Flow Management, 2.500%, 5/7/10	1,759,577

	New York (0.6%)
1,305,000	Rochester, NY, G.O. Bond Anticipation Notes Cash Flow Management, 2.000%, 8/23/10	1,314,119

	North Carolina (2.7%)
2,300,000	Charlotte, NC, Water & Sewer Systems Revenue, Series B, 0.220%, 1/7/10*	2,300,000
4,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Healthcare System Revenue, Series D (AGM), 0.270%, 1/7/10*	4,000,000

		6,300,000

	Ohio (14.0%)
1,500,000	Butler County, OH, G.O. Bond Anticipation Notes, 1.250%, 8/5/10	1,504,842
2,480,000	Cuyahoga County, OH, Magnificat High School Project Revenue (Fifth Third Bank), 0.580%, 1/7/10*	2,480,000
2,200,000	Dover, OH, G.O. Bond Anticipation Refunding Notes, 2.550%, 4/1/10	2,202,921
2,140,000	Middletown, OH, Bishop Fenwick High School Project Revenue (JP Morgan Chase Bank), 0.220%, 1/6/10*	2,140,000
725,000	Montgomery County, OH, Industrial Development Refunding Revenue, Kroger Co. (U.S. Bank N.A.), 0.350%, 1/7/10*	725,000
1,000,000	Montgomery County, OH, Miami Valley Hospital Refunding Revenue, Series B, 0.300%, 1/4/10*	1,000,000
2,100,000	Mount Vernon, OH, G.O. Bond Anticipation Notes Cash Flow Management, 2.000%, 2/23/10	2,101,199
3,000,000	Ohio State Water Development Authority, Firstenergy Project Refunding Revenue, Series B (Barclays Bank PLC), 0.230%, 1/6/10*	3,000,000
2,000,000	Oregon City, OH, G.O. Bond Anticipation Notes Cash Flow Management, 1.050%, 9/8/10	2,005,575
2,545,000	South Euclid, OH, G.O. Bond Anticipation Refunding Notes, Series B, 2.500%, 1/25/10	2,547,485
4,500,000	Summit County, OH, Western Reserve Academy Project Revenue (Keybank N.A.), 0.400%, 1/7/10*	4,500,000
1,650,000	Tipp City, OH, G.O. Bond Anticipation Notes Cash Flow Management, Various Purposes Improvements, 2.650%, 4/20/10	1,654,358

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Ohio — (continued)
$1,500,000	Vandalia Butler, OH, City School District, G.O. Bond Anticipation Notes, School Improvements, Series B, 1.500%, 3/1/10	$1,501,813
5,000,000	Williams County, OH, Community Hospitals & Wellness Center Revenue (Fifth Third Bank), 0.550%, 1/4/10*	5,000,000

		32,363,193

	Pennsylvania (1.8%)
1,100,000	Bethlehem Area School District, PA, G.O. (AGM, State Aid Withholding), 0.410%, 1/7/10*	1,100,000
3,000,000	Hamburg Area School District, PA, G.O. Cash Flow Management (State Aid Withholding), 2.030%, 2/1/10*	3,009,288

		4,109,288

	Tennessee (0.9%)
2,100,000	Hendersonville, TN, Industrial Development Board, Educational Facilities Revenue, Pope John Paul II High School (Suntrust Bank N.A.), 0.350%, 1/6/10*	2,100,000

	Texas (3.2%)
1,350,000	Crawford, TX, Education Facilities Corp. Refunding Revenue, University Parking System Project, Series A, (BNP Paribas), 1.100%, 1/7/10*	1,350,000
3,445,000	Houston Higher Education Finance Corp., TX, University & College Improvements Revenue, Tierwester Oaks, Series A (Bank of New York), 1.200%, 2/1/10*	3,445,000
2,600,000	Texas State, TX, Tax & Revenue Anticipation Notes Cash Flow Management, 2.500%, 8/31/10	2,634,641

		7,429,641

	Utah (2.5%)
2,500,000	Riverton, UT, Hospital Puttable Revenue, Series 1762, 0.250%, 1/7/10*(a)	2,500,000
3,125,000	Utah Housing Corp., UT, Timbergate Local Multifamily Housing Revenue, Series A (Freddie Mac), 0.250%, 1/7/10*	3,125,000

		5,625,000

	Virginia (14.1%)
2,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series A-1, 0.210%, 1/6/10*	2,000,000
800,000	Falls Church, VA, Economic Development Authority, Tax Analysts Project Revenue, Series A (Citibank N.A.), 0.270%, 1/6/10*	800,000
3,525,000	Hampton, VA, Redevelopment & Housing Authority, Multifamily Housing Refunding Revenue, Township Apartments Project (Fannie Mae), 0.240%, 1/6/10*	3,525,000
2,300,000	Hanover County, VA, Economic Development Authority Refunding Revenue, Bon Secours Health System, Inc., Series D-2 (U.S. Bank N.A.), 0.200%, 1/6/10*	2,300,000

Continued

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,230,000	James City County, VA, Industrial Development Authority, Refunding Retirement Facilities Revenue, Housing Chambrel Project (Fannie Mae), 0.260%, 1/7/10*	$1,230,000
5,500,000	James City County, VA, Industrial Development Authority, Riverside Health Systems Revenue, 0.450%, 1/6/10*	5,500,000
2,255,000	Loudoun County, VA, Industrial Development Authority, Howard Hughes Medical Institute Revenue, Series F, 0.170%, 1/6/10*	2,255,000
6,000,000	Loudoun County, VA, Industrial Development Authority, Howard Hughes Medical Revenue, Series E, 0.170%, 1/6/10*	6,000,000
2,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Refunding Revenue, Series C, 0.200%, 1/6/10*	2,000,000
4,170,000	Peninsula Ports Authority, VA, Health Systems Refunding Revenue, Riverside Health Systems Project, 0.450%, 1/6/10*	4,170,000
2,805,000	Virginia Resources Authority, VA, Water Revenue, Henrico County Project, 0.350%, 1/7/10*	2,805,000

		32,585,000

	Washington (5.1%)
5,680,000	Washington Economic Development Finance Authority, WA, Northwest Center Project Revenue, Series A (Keybank N.A.), 0.400%, 1/7/10*	5,680,000
6,070,000	Washington State Housing Finance Commission, WA, Forest Ridge School Nonprofit Revenue, Series A (Keybank N.A.), 0.400%, 1/7/10*	6,070,000

		11,750,000

	Wisconsin (3.5%)
2,500,000	Chippewa Falls Area Unified School District, WI, Tax & Revenue Anticipation Promissory Notes, Cash Flow Management, 1.500%, 9/30/10	2,511,434

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Wisconsin — (continued)
$2,000,000	Menomonee Falls School District, WI, Tax & Revenue Anticipation Promissory Notes, Cash Flow Management, 1.400%, 8/23/10	$2,006,385
3,500,000	Verona Area School District, WI, Tax & Revenue Anticipation Notes, Cash Flow Management, 1.500%, 2/1/10	3,501,638

		8,019,457

	Total Municipal Bonds (Cost $230,161,388)	230,161,388

Shares		Fair Value
INVESTMENT COMPANY (0.0%)
107,296	SEI Institutional Tax Free Fund	107,296

	Total Investment Company (Cost $107,296)	107,296

Total Investments — 99.8% (Cost $230,268,684)		230,268,684

Net Other Assets (Liabilities) — 0.2%		389,432

NET ASSETS — 100.0%		$230,658,116

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2009. The maturity date reflected is the next reset date.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

AGM — Assured Guaranty Municipal Corp.

FHLB — Federal Home Loan Bank

G.O. — General Obligation

N.A. — North America

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Prime Money Market Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Principal Amount		Amortized Cost
ASSET BACKED SECURITIES (2.4%)
$ 4,215,689	CarMax Auto Owner Trust, Series 2009-2, Class A1, 0.279%, 11/15/10	$4,215,689
10,611,063	Honda Auto Receivables Owner Trust, Series 2009-3, Class A1, 0.754%, 7/15/10	10,611,063
7,687,391	Hyundai Auto Receivables Trust, Series 2009-A, Class A1, 0.357%, 9/15/10	7,687,392

	Total Asset Backed Securities (Cost $22,514,144)	22,514,144

CERTIFICATES OF DEPOSIT (30.0%)
	Banks (30.0%)
5,000,000	Banco Bilbao Vizcaya Argentaria SA, 0.275%, 3/2/10	5,000,042
15,000,000	Banco Bilbao Vizcaya Argentaria SA, 0.255%, 3/17/10	15,000,156
35,000,000	The Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.240%, 3/2/10	35,000,000
25,000,000	Barclays Bank PLC, 0.800%, 1/19/10	25,000,000
6,000,000	Barclays Bank PLC, 0.520%, 4/12/10	6,000,000
10,000,000	BNP Paribas, 0.340%, 5/1/10	10,000,000
35,000,000	Calyon, Paris, 0.450%, 2/22/10	35,000,000
25,000,000	Canadian Imperial Bank of Commerce, 0.380%, 3/22/10	25,000,000
25,000,000	Mizuho Corp. Bank, Ltd., 0.250%, 1/21/10	25,000,000
20,000,000	Mizuho Corp. Bank, Ltd., 0.250%, 1/22/10	20,000,000
10,000,000	Mizuho Corp. Bank, Ltd., 0.250%, 1/26/10	10,000,000
15,000,000	Rabobank, N.A., 0.290%, 1/25/10	15,000,000
10,000,000	Societe Generale, Paris, 0.500%, 2/1/10	10,000,000
10,000,000	Societe Generale, Paris, 0.340%, 4/23/10	10,000,000
30,000,000	State Street Bank & Trust Co., 0.340%, 4/20/10	30,000,000

	Total Certificates of Deposit (Cost $276,000,198)	276,000,198

COMMERCIAL PAPER* (45.2%)
	Asset Backed Securities (31.2%)
38,664,000	Atlantic Asset Securitization, Corp., 0.200%, 2/4/10(a)	38,656,697
20,000,000	Clipper Receivables Co., LLC, 0.370%, 4/1/10(a)	19,981,500
20,000,000	Fcar Auto Loan Trust, 0.550%, 6/25/10	19,946,528
15,000,000	Grampian Funding, LLC, 0.250%, 1/6/10(a)	14,999,479
20,000,000	Grampian Funding, LLC, 0.250%, 1/8/10(a)	19,999,028
10,000,000	Grampian Funding, LLC, 0.250%, 1/11/10(a)	9,999,305
40,000,000	Salisbury Receivables Co., 0.180%, 1/13/10(a)	39,997,600
8,400,000	Salisbury Receivables Co., 0.180%, 1/15/10(a)	8,399,412
50,000,000	Starbird Funding Corp., 0.240%, 1/20/10(a)	49,993,667
15,000,000	Surrey Funding Corp., 0.240%, 1/14/10(a)	14,998,700
10,000,000	Surrey Funding Corp., 0.260%, 2/2/10(a)	9,997,689
40,000,000	Ticonderoga Funding LLC, 0.200%, 1/14/10(a)	39,997,111

		286,966,716

	Banking (2.2%)
20,000,000	Banco Bilbao Vizcaya Argentaria SA, 0.290%, 3/12/10(a)	19,988,722

	Financial Services (11.8%)
7,000,000	General Electric Capital Corp., 0.250%, 3/19/10	6,996,257
30,000,000	General Electric Capital Corp., 0.250%, 3/23/10	29,983,125

Principal Amount		Amortized Cost
COMMERCIAL PAPER* — (continued)
	Financial Services — (continued)
$40,000,000	ING (US) Funding LLC, 0.300%, 2/4/10	$39,988,667
15,000,000	ING (US) Funding LLC, 0.380%, 3/15/10	14,988,441
17,000,000	Societe Generale North America, Inc., 0.230%, 3/1/10	16,993,592

		108,950,082

	Total Commercial Paper (Cost $415,905,520)	415,905,520

CORPORATE BONDS (1.3%)
	Financial Services (1.3%)
8,181,000	General Electric Capital Corp., MTN, 7.375%, 1/19/10	8,201,046
4,000,000	General Electric Capital Corp., MTN, 6.875%, 11/15/10	4,219,895

	Total Corporate Bonds (Cost $12,420,941)	12,420,941

VARIABLE RATE NOTES** (3.0%)
	Banking (2.4%)
1,670,000	Anchor Holdings LLC, Series 2000 (U.S. Bank, N.A.), 0.800%, 1/7/10	1,670,000
4,695,000	HC Equities LP, Series 2001 (Wachovia Bank N.A.), 0.240%, 1/7/10	4,695,000
3,245,000	Spira Millennium LLC, Series 2001 (Bank of America N.A.), 0.280%, 1/7/10	3,245,000
12,000,000	Westpac Banking Corp., 0.284%, 1/13/10(a)	12,000,000

		21,610,000

	Financial Services (0.1%)
572,000	General Electric Capital Corp., MTN, 0.183%, 1/4/10	571,685

	Health Care (0.5%)
5,000,000	Roche Holdings, Inc., 1.262%, 2/25/10(a)	5,000,000

	Total Variable Rate Notes (Cost $27,181,685)	27,181,685

U.S. GOVERNMENT AGENCIES (8.4%)
	Federal Home Loan Bank (8.4%)
40,000,000	0.660%, 1/4/10, Series 1**	40,000,000
20,000,000	0.790%, 1/4/10, Series 2**	19,999,507
5,000,000	0.400%, 12/27/10	5,000,000
12,005,000	0.500%, 1/5/11	12,005,000

	Total U.S. Government Agencies (Cost $77,004,507)	77,004,507

REPURCHASE AGREEMENT (9.7%)
89,603,000	Bank of America Corp., 0.010%, dated 12/31/09, due 1/4/10, proceeds at maturity, $89,603,100 (Collateralized fully by Government Mortgage-Backed Securities)	89,603,000

	Total Repurchase Agreement (Cost $89,603,000)	89,603,000

Continued

BB&T Prime Money Market Fund

Schedule of Portfolio Investments — (continued)

December 31, 2009 (Unaudited)

Amortized Cost
Total Investments — 100.0% (Cost $920,629,995)	$920,629,995
Net Other Assets (Liabilities) — 0.0%	300,023

NET ASSETS — 100.0%	$920,930,018

*	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.
**	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2009. The maturity date reflected is the next reset date.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

MTN — Medium Term Note

N.A. — North America

See accompanying notes to the Schedules of Portfolio Investments.

BB&T U.S. Treasury Money Market Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Principal Amount		Amortized Cost
U.S. TREASURY NOTES (6.8%)
$40,000,000	1.750%, 3/31/10	$40,148,373

	Total U.S. Treasury Notes (Cost $40,148,373)	40,148,373

U.S. TREASURY BILLS* (37.3%)
30,000,000	0.185%, 1/14/10	29,997,996
20,000,000	0.250%, 1/28/10	19,996,250
40,000,000	0.160%, 2/18/10	39,991,467
30,000,000	0.255%, 2/25/10	29,988,313
20,000,000	0.070%, 3/18/10	19,997,049
20,000,000	0.115%, 4/15/10	19,993,350
20,000,000	0.155%, 7/29/10(a)	19,981,995
20,000,000	0.248%, 8/26/10	19,967,412
20,000,000	0.261%, 9/23/10	19,961,722

	Total U.S. Treasury Bills (Cost $219,875,554)	219,875,554

Principal Amount		Amortized Cost
REPURCHASE AGREEMENTS (55.9%)
$80,000,000	Bank of America Corp., 0.010%, dated 12/31/09, due 1/4/10, proceeds at maturity, $80,000,089 (Collateralized fully by U.S. Treasury Securities)	$80,000,000
99,718,100	Credit Suisse First Boston, 0.005%, dated 12/31/09, due 1/4/10, proceeds at maturity, $99,718,155 (Collateralized fully by U.S. Treasury Securities)	99,718,100
75,000,000	Goldman Sachs Group, Inc., 0.000%, dated 12/31/09, due 1/4/10, proceeds at maturity, $75,000,000 (Collateralized fully by U.S. Treasury Securities)	75,000,000
75,000,000	JPMorgan Chase & Co., 0.000%, dated 12/31/09, due 1/4/10, proceeds at maturity, $75,000,000 (Collateralized fully by U.S. Treasury Securities)	75,000,000

	Total Repurchase Agreements (Cost $329,718,100)	329,718,100

		Fair Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (3.5%)
20,400,000	Pool of Various Securities	20,400,000

	Total Securities Held as Collateral for Securities on Loan (Cost $20,400,000)	20,400,000

Total Investments — 103.5% (Cost $610,142,027)		610,142,027
Net Other Assets (Liabilities) — (3.5)%		(20,391,649)

NET ASSETS — 100.0%		$589,750,378

*	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.
(a)	Represents that all or a portion of the security was on loan as of December 31, 2009.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Conservative Growth Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (85.7%)
46,844	BB&T Equity Income Fund, Institutional Class	$570,556
254,736	BB&T International Equity Fund, Institutional Class	1,314,439
49,492	BB&T Large Cap Fund, Institutional Class	525,110
61,250	BB&T Mid Cap Growth Fund, Institutional Class(a)	551,863
72,569	BB&T Mid Cap Value Fund, Institutional Class	816,403
18,735	BB&T Special Opportunities Equity Fund, Institutional Class(a)	295,263
728,030	BB&T Total Return Bond Fund, Institutional Class	7,819,042
400,506	BB&T U.S. Treasury Money Market Fund, Institutional Class	400,506

	Total Affiliated Investment Companies (Cost $11,232,510)	12,293,182

EXCHANGE TRADED FUNDS (12.0%)
6,894	iShares Russell 2000 Index Fund	429,220
11,534	iShares S&P 500 Index Fund	1,287,310

	Total Exchange Traded Funds (Cost $1,262,161)	1,716,530

INVESTMENT COMPANY (2.0%)
32,911	Credit Suisse Commodity Return Strategy Fund	282,706

	Total Investment Company (Cost $268,383)	282,706

Total Investments — 99.7% (Cost $12,763,054)		14,292,418
Net Other Assets (Liabilities) — 0.3%		44,829

NET ASSETS — 100.0%		$14,337,247

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Moderate Growth Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (77.7%)
202,710	BB&T Equity Income Fund, Institutional Class	$2,469,008
1,103,410	BB&T International Equity Fund, Institutional Class	5,693,595
214,263	BB&T Large Cap Fund, Institutional Class	2,273,328
264,963	BB&T Mid Cap Growth Fund, Institutional Class(a)	2,387,312
313,966	BB&T Mid Cap Value Fund, Institutional Class	3,532,118
81,140	BB&T Special Opportunities Equity Fund, Institutional Class(a)	1,278,771
1,022,900	BB&T Total Return Bond Fund, Institutional Class	10,985,951
1,302,343	BB&T U.S. Treasury Money Market Fund, Institutional Class	1,302,343

	Total Affiliated Investment Companies (Cost $29,989,767)	29,922,426

EXCHANGE TRADED FUNDS (19.4%)
30,352	iShares Russell 2000 Index Fund	1,889,716
50,010	iShares S&P 500 Index Fund	5,581,616

	Total Exchange Traded Funds (Cost $8,123,559)	7,471,332

INVESTMENT COMPANY (2.7%)
121,267	Credit Suisse Commodity Return Strategy Fund	1,041,683

	Total Investment Company (Cost $989,247)	1,041,683

Total Investments — 99.8% (Cost $39,102,573)		38,435,441
Net Other Assets (Liabilities) — 0.2%		84,507

NET ASSETS — 100.0%		$38,519,948

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Growth Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (72.3%)
187,680	BB&T Equity Income Fund, Institutional Class	$2,285,941
1,021,650	BB&T International Equity Fund, Institutional Class	5,271,715
198,388	BB&T Large Cap Fund, Institutional Class	2,104,895
245,364	BB&T Mid Cap Growth Fund, Institutional Class(a)	2,210,729
290,733	BB&T Mid Cap Value Fund, Institutional Class	3,270,752
75,118	BB&T Special Opportunities Equity Fund, Institutional Class(a)	1,183,863
351,574	BB&T Total Return Bond Fund, Institutional Class	3,775,909
648,965	BB&T U.S. Treasury Money Market Fund, Institutional Class	648,965

	Total Affiliated Investment Companies (Cost $21,501,623)	20,752,769

EXCHANGE TRADED FUNDS (24.1%)
28,062	iShares Russell 2000 Index Fund	1,747,140
46,238	iShares S&P 500 Index Fund	5,160,623

	Total Exchange Traded Funds (Cost $7,437,081)	6,907,763

INVESTMENT COMPANY (3.4%)
113,509	Credit Suisse Commodity Return Strategy Fund	975,040

	Total Investment Company (Cost $927,100)	975,040

Total Investments — 99.8% (Cost $29,865,804)		28,635,572
Net Other Assets (Liabilities) — 0.2%		62,598

NET ASSETS — 100.0%		$28,698,170

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Equity Fund

Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (68.3%)
70,016	BB&T Equity Income Fund, Institutional Class	$852,797
381,082	BB&T International Equity Fund, Institutional Class	1,966,385
73,992	BB&T Large Cap Fund, Institutional Class	785,052
91,484	BB&T Mid Cap Growth Fund, Institutional Class(a)	824,274
108,499	BB&T Mid Cap Value Fund, Institutional Class	1,220,614
28,001	BB&T Special Opportunities Equity Fund, Institutional Class(a)	441,288
346,735	BB&T U.S. Treasury Money Market Fund, Institutional Class	346,735

	Total Affiliated Investment Companies (Cost $6,580,672)	6,437,145

EXCHANGE TRADED FUNDS (27.3%)
10,474	iShares Russell 2000 Index Fund	652,111
17,249	iShares S&P 500 Index Fund	1,925,161

	Total Exchange Traded Funds (Cost $2,736,568)	2,577,272

INVESTMENT COMPANY (4.2%)
46,388	Credit Suisse Commodity Return Strategy Fund	398,469

	Total Investment Company (Cost $378,887)	398,469

Total Investments — 99.8% (Cost $9,696,127)		9,412,886
Net Other Assets (Liabilities) — 0.2%		20,361

NET ASSETS — 100.0%		$9,433,247

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Funds

Notes to Financial Statements(Unaudited)

December 31, 2009

1.	Organization:

BB&T Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

As of the date of these financial statements, the Trust offers shares of the Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund, the West Virginia Intermediate Tax-Free Fund, the Equity Index Fund, the Sterling Capital Small Cap Value Fund, the National Tax-Free Money Market Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund (referred to individually as a “Fund” and collectively, the “Funds”). The Equity Index Fund and the Sterling Capital Small Cap Value Fund are not included in these financial statements. The Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund and the WestVirginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds”. The National Tax-Free Money Market Fund, the Prime Money Market Fund and the U.S. Treasury Money Market Fund are referred to as the “Money Market Funds”. The Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund are referred to as the “Funds of Funds”. The Funds, excluding the Money Market Funds and the Fund of Funds, are referred to as the “Variable Net Asset Value Funds”. The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds except the Tax-Free Funds are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

2.	Significant Accounting Policies:

Recent Accounting Standard — In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

BB&T Funds

Notes to Financial Statements(Unaudited) — (continued)

December 31, 2009

The summary of inputs used to determine the fair valuation of the Fund’s investments as of December 31, 2009 is as follows:

Assets: Investments in Securities	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Large Cap Fund	$216,226,876	(a)	$77,339	(b)	$—	$216,304,215
Mid Cap Value Fund	226,283,792	(a)	5,762,259	(b)	—	232,046,051
Mid Cap Growth Fund	84,466,763	(a)	4,276,770	(b)	—	88,743,533
Small Cap Fund	29,928,781	(a)	2,518,136	(b)	—	32,446,917
Special Opportunities Equity Fund	524,466,309	(a)	1,727,546	(b)	—	526,193,855
Equity Income Fund	373,647,472	(a)	6,202,441	(b)	—	379,849,913
Short U.S. Government Fund	2,578,371	(c)	71,901,325	(a)	—	74,479,696
Intermediate U.S. Government Fund	5,417,960	(c)	207,585,395	(a)	—	213,003,355
Kentucky Intermediate Tax-Free Fund	2,192,450	(c)	20,467,877	(a)	—	22,660,327
Maryland Intermediate Tax-Free Fund	2,196,315	(c)	30,417,825	(a)	—	32,614,140
North Carolina Intermediate Tax-Free Fund	6,242,828	(c)	159,161,297	(a)	—	165,404,125
South Carolina Intermediate Tax-Free Fund	812,142	(c)	30,065,995	(a)	—	30,878,137
Virginia Intermediate Tax-Free Fund	1,965,383	(c)	91,844,854	(a)	—	93,810,237
West Virginia Intermediate Tax-Free Fund	1,500,907	(c)	84,539,654	(a)	—	86,040,561
National Tax-Free Money Market Fund	107,296	(c)	230,161,388	(a)	—	230,268,684
Prime Money Market Fund	—		920,629,995	(a)	—	920,629,995
U.S. Treasury Money Market Fund	—		610,142,027	(a)	—	610,142,027
Capital Manager Conservative Growth Fund	14,292,418	(a)	—		—	14,292,418
Capital Manager Moderate Growth Fund	38,435,441	(a)	—		—	38,435,441
Capital Manager Growth Fund	28,635,572	(a)	—		—	28,635,572
Capital Manager Equity Fund	9,412,886	(a)	—		—	9,412,886

Liabilities: Other Financial Instruments- Written Options
Special Opportunities Equity Fund	$2,534,325		$6,400		$—	$2,540,725
Equity Income Fund	607,005		16,000		—	623,005

(a)	Industries or security types as disclosed in the Schedules of Portfolio Investments.
(b)	Represents securities held as collateral for securities on loan.
(c)	Represents investment companies.

BB&T Total Return Bond

Assets: Investments in Securities	Level 1- Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$14,750,493	$—	$14,750,493
Collateralized Mortgages Obligations	—	31,094,859	—	31,094,859
Commercial Mortgage-Backed Securities	—	29,213,776	—	29,213,776
Corporate Bonds	—	127,006,092	—	127,006,092
Mortgage-Backed Securities	—	128,347,081	—	128,347,081
Municipal Bonds	—	15,722,022	10,116,500	25,838,522
U.S. Government Agencies	—	467,957	—	467,957
U.S. Treasury Notes	—	734,414	—	734,414
Foreign Government Bonds	—	2,385,950	—	2,385,950
Investment Company	6,886,471	—	—	6,886,471
Securities Held as Collateral for Securities on Loan	—	604,076	—	604,076

Total	$6,886,471	$350,326,720	$10,116,500	$367,329,691

BB&T Funds

Notes to Financial Statements(Unaudited) — (continued)

December 31, 2009

BB&T International Equity Fund

Assets: Investments in Securities	Level 1- Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Common Equities:
Australia	$—	$5,274,072	$—	$5,274,072
Austria	—	1,110,317	—	1,110,317
Belgium	—	410,263	—	410,263
Brazil	2,113,304	—	—	2,113,304
Canada	4,752,944	—	—	4,752,944
China	88,926	3,919,082	—	4,008,008
Czech Republic	—	1,120,888	—	1,120,888
Denmark	—	506,106	—	506,106
Finland	—	380,482	—	380,482
France	72,336	7,943,359	—	8,015,695
Germany	—	6,109,276	—	6,109,276
Greece	—	74,782	—	74,782
Hong Kong	—	1,279,178	—	1,279,178
Hungary	—	544,740	—	544,740
India	167,038	1,698,166	—	1,865,204
Indonesia		216,072	—	216,072
Ireland	—	316,081	—	316,081
Italy	—	2,316,250	—	2,316,250
Japan	—	9,074,655	—	9,074,655
Korea (South)	—	2,702,601	—	2,702,601
Malaysia	—	17,428	—	17,428
Mexico	1,278,169	—	—	1,278,169
Netherlands	—	3,419,733	—	3,419,733
Norway	—	1,379,086	—	1,379,086
Poland	—	753,169	—	753,169
Portugal	—	111,726	—	111,726
Russia	4,280,732	—	—	4,280,732
South Africa	—	129,799	—	129,799
Spain	—	2,046,027	—	2,046,027
Sweden	—	1,007,861	—	1,007,861
Switzerland	—	5,011,389	—	5,011,389
Taiwan	552,882	—	—	552,882
Ukraine	—	228,334	—	228,334
United Arab Emirates	—	42,215	—	42,215
United Kingdom	—	12,090,606	—	12,090,606
Exchange Traded Funds - Taiwan	2,004,202	—	—	2,004,202
Rights and Warrants - Italy	510	—	—	510
Securities Held as Collateral for Securities on
Loan	—	2,158,180	—	2,158,180

Total	$15,311,043	$73,391,923	$—	$88,702,966

Other Financial Instruments - Foreign Currency Exchange Contracts
International Equity Fund	$—	$29,539	$—	$29,539

Liabilities: Foreign Currency Exchange
International Equity Fund	$—	$77,841	$—	$77,841

BB&T Funds

Notes to Financial Statements(Unaudited) — (continued)

December 31, 2009

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Total Return Bond Fund
Municipal Bonds
Balance as of 10/01/09 (market value)	$10,116,500
Change in unrealized appreciation/(depreciation)*	—

Balance as of 12/31/09 (market value)	$10,116,500

*	Net change in unrealized appreciation/(depreciation) during the period on level 3 investments held at December 31, 2009.

Securities Valuation — Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, U.S. Government agency securities, futures and options held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. Investments of the International Equity Fund in securities the principal market for which is a securities exchange are valued at the closing price on that exchange on the day of computation. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees of the Trust (“Board”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be valued by the Pricing Committee at fair value determined in good faith under procedures established by and under the general supervision of the Board. The following Funds had securities valued by the Pricing Committee as of December 31, 2009:

	Market Value	Percentage of Net Assets
International Equity Fund	$245	0.0007%
Special Opportunities Equity Fund	(6,400)	(0.0012%)
Equity Income Fund	(16,000)	(0.0042%)
Total Return Bond Fund	10,116,500	2.79%

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Foreign Currency Translation — The accounting records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income

BB&T Funds

Notes to Financial Statements(Unaudited) — (continued)

December 31, 2009

and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Foreign Currency Exchange Contracts — The International Equity Fund may enter into foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

During the year the International Equity Fund utilized forward foreign currency contracts to hedge the Fund’s portfolio against currency risk. The Fund also utilized forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing the underlying equity securities denominated in that currency is not advisable. Additionally, the Fund hedged some of the fund’s currency exposure to emerging market currencies such as the Czech Koruna, Hungarian Forint and Polish Zloty by selling these currencies forward versus the U.S. dollar, using 3-month forward currency contracts. At the same time, although it is preferred to underweight the equity holding in Japan, the United Kingdom and Canada versus the benchmark, the fund moved closer to the benchmark weight assigned to each country through the use of forward currency transactions (buy the foreign currency, sell the U.S. dollar).

For open foreign currency exchange contracts as of December 31, 2009, see the Schedules of Portfolio Investments, which is also indicative of activity for the year ended September 30, 2009.

Financial Futures Contracts — The Variable Net Asset Value Funds may invest in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk), or foreign currencies (foreign currency exchange rate risk). Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Exchange traded financial futures contracts involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade. The Total Return Bond Fund did not have any open futures contracts as of December 31, 2009 and had limited activity in these transactions during the year.

Options Contracts — The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, and the Equity Income Fund may write (sell) “covered” call options and purchase options to close out options previously written by it. The Tax-Free Funds and the National Tax-Free Money Market Fund may acquire put options with respect to tax-exempt obligations held in their portfolios. The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity

BB&T Funds

Notes to Financial Statements(Unaudited) — (continued)

December 31, 2009

Fund, the Special Opportunities Equity Fund, and the Equity Income Fund may buy put options for the purpose of hedging, or, with respect to the International Equity Fund, cross-hedging. The International Equity Fund may not write or sell unsecured put options, except for transactions in options on securities, securities indices, futures contracts, and options on futures contracts. These transactions may be entered into to hedge against changes in interest rates (interest rate risk), security prices (equity risk), currency fluctuations (foreign currency exchange rate risk), and other market developments, or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds may execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, the Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds maximum amount of loss is the premium paid (as the purchaser) or the unrealized loss of the contract (as the writer). The Special Opportunities Equity and Equity Income Funds invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. The options contracts listed below are also indicative of activity for the fiscal year ended September 30, 2009.

The following is a summary of written call options outstanding as of December 31, 2009:

Security	Number of Contracts	Value
Special Opportunities Equity Fund
Akamai Technologies, Inc., $26.00, 1/16/2010	1,000	$(42,000)
Allscripts-Misys Healthcare Solutions Inc., $20.00, 1/16/10	2,400	(240,000)
Allscripts-Misys Healthcare Solutions Inc., $22.50, 1/16/10	723	(18,075)
Apache Corp., $100.00, 1/16/10	900	(449,100)
Apache Corp., $115.00, 7/17/10	100	(49,500)
Cisco Systems, Inc., $26.00, 1/16/10	810	(2,430)
Dell, Inc., $20.00, 1/16/10*	900	(900)
Halliburton Co., $34.00, 4/17/10	1,000	(82,000)
McKesson Corp., $70.00, 1/16/10*	1,100	(5,500)
McKesson Corp., $70.00, 2/20/10	14	(420)
Nalco Holding Co., $25.00, 1/16/10	1,850	(185,000)
Nalco Holding Co., $22.50, 1/16/10	4,460	(1,427,200)
SPX Corp., $65.00,3/20/10	965	(38,600)

	16,222	$(2,540,725)

Equity Income Fund
Federated Investors, Inc., Class B, $30.00, 1/16/10*	2,000	$(10,000)
Intel Corp., $21.00, 1/16/10	1,000	(32,000)
Intel Corp., $22.50, 1/16/10	1,000	(6,000)
Intel Corp., $20.00, 4/17/10	875	(124,250)
Novartis AG, ADR, $55.00, 1/16/10	1565	(101,725)
Philip Morris International, Inc., $55.00, 1/16/10*	1,200	(6,000)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR, $10.00, 10/17/09	2,314	(335,530)
Teekay Corp., $25.00, 1/16/10	1,500	(7,500)

	11,454	$(623,005)

*	Security was valued under methods approved by the Board of Trustees.

BB&T Funds

Notes to Financial Statements(Unaudited) — (continued)

December 31, 2009

When-Issued and Forward Commitments — The Funds, with the exception of the U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, the National Tax-Free Money Market Fund, and the Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. (“BB&T AM”) or a sub-advisor deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds and the Tax-Free Money Market Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Security Loans — The Funds may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies on instrumentalities, irrevocable letters of credit, U.S. dollar cash or other forms of collateral as may be agreed to between the Trust and Mellon Bank, N.A., the lending agent (“Mellon”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of the income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of the Fund’s securities to a borrower, Mellon is required to obtain from the borrower collateral equal to at least

BB&T Funds

Notes to Financial Statements(Unaudited) — (continued)

December 31, 2009

102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral which will cause the total collateral to be equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. A Fund bears all of the gains and losses on such investments. Cash collateral received by a Fund at December 31, 2009 was invested in the BNY Institutional Cash Reserve Fund (“ICRF”) Series A and B, an unregistered investment pool managed by Mellon, which was invested in repurchase agreements and Lehman Brothers.

The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the ICRF or any other investment vehicle in which cash collateral may be invested. At December 31, 2009, the ICRF held investments in Lehman Brothers (Series B) which was in default. The default resulted in the value of the ICRF being less than the amount of collateral owed back to the borrowing brokers. The difference between the value of the collateral investments in the ICRF and what is owed to the borrowing brokers negatively impacted the NAV’s of certain Funds at December 31, 2009 by the following amounts per share:

NAV Impact
Large Cap Fund	$0.02
Mid Cap Value Fund	0.03
Mid Cap Growth Fund	0.04
Small Cap Fund	0.06
Special Opportunities Equity Fund	0.02
Equity Income Fund	0.01
Short U.S. Government Fund	0.01
Total Return Fund	0.01

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting from brokers failing to return securities. As the securities lending agent for the Funds, Mellon receives for its services 20% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the advisor or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. As of December 31, 2009, the following Funds had loans outstanding:

	Value of Loaned Securities	Cost of Cash Collateral	Value of Cash Collateral	Value of Non Cash Collateral	Average Value on Loan for the Period Ended December 31, 2009
Mid Cap Value Fund	$6,135,861	$6,363,829	$5,762,259	$—	$5,600,066
Mid Cap Growth Fund	4,519,295	4,675,385	4,276,770	—	6,245,210
Small Cap Fund	2,575,263	2,697,306	2,518,136	—	2,836,884
International Equity Fund	2,068,588	2,174,070	2,158,180	—	2,010,574
Special Opportunities Equity Fund	2,265,359	2,351,698	1,727,546	—	1,143,895
Equity Income Fund	6,398,870	6,607,162	6,202,441	—	14,856,508
Short U.S. Government Fund	1,033,468	1,060,000	977,401	—	2,047,813
Intermediate U.S. Government Fund	5,815,873	6,003,500	5,915,881	—	3,071,647
Total Return Bond Fund	1,055,650	1,084,320	604,076	—	1,082,744
U.S. Treasury Money Market Fund	19,974,240	20,400,000	20,400,000	—	12,698,269

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

BB&T Funds

Notes to Financial Statements(Unaudited) — (continued)

December 31, 2009

3.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

4.	Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid.At December 31, 2009, the International Equity Fund held illiquid restricted securities representing 0.0007% of the Fund’s net assets. The illiquid restricted securities held as of December 31, 2009 are identified below:

Security	Acquisition Date	Acquisition Cost	Share Amount	Carrying Value Per Share	Value
International Equity Fund
Rolls-Royce Group PLC, Class C	10/28/2009	$654	399,360	$—	$645

5.	Federal Income Tax Information:

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At September 30, 2009, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Large Cap Fund	$120,078,510	2017
Mid Cap Value Fund	233,334	2016
Mid Cap Value Fund	13,084,749	2017
Mid Cap Growth Fund	9,011,526	2017
Small Cap Fund*	2,350,415	2010
Small Cap Fund	982,080	2016
Small Cap Fund	10,282,133	2017
International Equity Fund	34,249,253	2017
Special Opportunities Equity Fund	24,473	2017
Equity Income Fund	1,752,496	2017
Short U.S. Government Fund	118,919	2012
Short U.S. Government Fund	2,094,190	2013
Short U.S. Government Fund	1,246,269	2014
Short U.S. Government Fund	3,940,976	2015
Short U.S. Government Fund	160,380	2016
Intermediate U.S. Government Fund	3,134,925	2014
Intermediate U.S. Government Fund	10,119,332	2016
Total Return Bond Fund	1,589,668	2015
Maryland Intermediate Tax-Free Fund	865	2017
South Carolina Intermediate Tax-Free Fund	16,576	2017
Capital Manager Conservative Growth Fund	122,214	2017
Capital Manager Moderate Growth Fund	508,094	2017
Capital Manager Growth Fund	1,235,282	2017
Capital Manager Equity Fund	958,260	2017

*	The amount of these losses that may be utilized is limited to $2,350,415 on an annual basis as a result of certain ownership changes in 2006.

BB&T Funds

Notes to Financial Statements(Unaudited) — (continued)

December 31, 2009

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ended September 30, 2010:

	Post-October Capital Losses	Post-October Currency Losses
Large Cap Fund	$34,173,975	$—
Mid Cap Value Fund	30,192,144	—
Mid Cap Growth Fund	55,332,962	—
Small Cap Fund	7,868,684	—
International Equity Fund	29,653,692	1,454,521
Special Opportunities Fund	29,264,941	—
Equity Income Fund	35,970,175	—
Total Return Bond Fund	739,744	—
South Carolina Intermediate Tax-Free Fund	9,801	—
Capital Manager Conservative Growth Fund	8,974,540	—
Capital Manager Moderate Growth Fund	9,439,307	—
Capital Manager Growth Fund	8,915,348	—
Capital Manager Equity Fund	8,056,433	—

At December 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes were as follows:

	Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Fund	$195,500,752	$24,780,057	$(4,053,933)	$20,726,124
Mid Cap Value Fund	209,933,690	33,687,891	(17,337,789)	16,350,102
Mid Cap Growth Fund	65,655,548	20,042,507	(1,231,292)	18,811,215
Small Cap Fund	25,024,138	5,940,780	(1,036,137)	4,904,643
International Equity Fund	86,544,786	18,859,870	(3,411,307)	15,448,563
Special Opportunities Equity Fund	461,585,741	76,272,837	(13,392,269)	62,880,568
Equity Income Fund	346,315,012	37,844,338	(10,511,878)	27,332,460
Short U.S. Government Fund	72,950,778	769,536	(218,019)	551,517
Intermediate U.S. Government Fund	204,236,972	3,886,916	(1,036,414)	2,850,502
Total Return Bond Fund	357,139,189	15,829,246	(6,242,820)	9,586,426
Kentucky Intermediate Tax-Free Fund	21,971,437	699,149	(10,259)	688,890
Maryland Intermediate Tax-Free Fund	31,282,617	1,355,381	(23,858)	1,331,523
North Carolina Intermediate Tax-Free Fund	158,573,688	7,051,100	(220,663)	6,830,437
South Carolina Intermediate Tax-Free Fund	29,902,564	982,330	(6,757)	975,573
Virginia Intermediate Tax-Free Fund	88,570,882	5,340,665	(101,310)	5,239,355
West Virginia Intermediate Tax-Free Fund	83,383,935	3,040,605	(383,979)	2,656,626
National Tax-Free Money Market Fund	230,268,684	—	—	—
Prime Money Market Fund	920,629,995	—	—	—
U.S. Treasury Money Market Fund	549,593,654	—	—	—
Capital Manager Conservative Growth Fund	12,763,054	1,550,758	(21,394)	1,529,364
Capital Manager Moderate Growth Fund	39,102,573	1,236,843	(1,903,975)	(667,132)
Capital Manager Growth Fund	29,865,804	634,156	(1,864,388)	(1,230,232)
Capital Manager Equity Fund	9,696,127	140,282	(423,523)	(283,241)

STERLING CAPITAL SMALL CAP VALUE FUND

SCHEDULE OF PORTFOLIO INVESTMENTS

DECEMBER 31, 2009 (Unaudited)

	Shares	Market Value
COMMON STOCKS*—96.6%

CONSUMER DISCRETIONARY—15.2%
Cambium Learning Group, Inc. (a)	50,476	$197,866
Exide Technologies (a)	131,400	934,254
Interpublic Group of Cos., Inc. (The) (a)	141,950	1,047,591
K-Swiss, Inc., Class A (a)	20,950	208,243
Meredith Corp.	29,800	919,330
Regis Corp.	37,067	577,133
Signet Jewelers, Ltd. (a)	21,601	577,179

		4,461,596

CONSUMER STAPLES—1.8%
Winn-Dixie Stores, Inc. (a)	53,484	536,979

FINANCIAL SERVICES—26.6%
Aspen Insurance Holdings, Ltd.	15,525	395,111
Assured Guaranty, Ltd.	10,650	231,744
Avatar Holdings, Inc. (a)	15,335	260,848
Brookline Bancorp, Inc.	29,150	288,877
Comerica, Inc.	10,300	304,571
Endurance Specialty Holdings, Ltd.	21,575	803,237
Fair Isaac Corp.	33,800	720,278
First Citizens BancShares, Inc., Class A	5,814	953,554
Highwoods Properties, Inc.	20,200	673,670
Horace Mann Educators Corp.	37,700	471,250
Investment Technology Group, Inc. (a)	17,000	334,900
Marshall & Ilsley Corp.	89,250	486,413
MI Developments, Inc., Class A	1,152	14,147
Parkway Properties, Inc.	18,836	392,166
Regency Centers Corp.	12,700	445,262
StanCorp Financial Group, Inc.	18,100	724,362
Washington Federal, Inc.	15,050	291,067

		7,791,457

HEALTH CARE—6.5%
Coventry Health Care, Inc. (a)	22,500	546,525
Healthspring, Inc. (a)	38,269	673,917
Martek Biosciences Corp. (a)	31,750	601,345
Palomar Medical Technologies, Inc. (a)	6,500	65,520

		1,887,307

MATERIALS & PROCESSING—8.5%
Cabot Microelectronics Corp. (a)	17,100	563,616
Louisiana-Pacific Corp. (a)	89,500	624,710
Mueller Industries, Inc.	16,850	418,554
Sensient Technologies Corp.	33,643	884,811

		2,491,691

STERLING CAPITAL SMALL CAP VALUE FUND

SCHEDULE OF PORTFOLIO INVESTMENTS—(Continued)

DECEMBER 31, 2009 (Unaudited)

ENERGY—2.1%
Holly Corp.	23,550	603,587

PRODUCER DURABLES—12.6%
Colfax Corp. (a)	4,800	57,792
Covanta Holding Corp. (a)	38,350	693,752
Knoll, Inc.	29,950	309,383
PHH Corp. (a)	29,650	477,661
Resolute Energy Corp. (a)	28,600	329,472
Smith (A.O.) Corp.	4,960	215,214
UTi Worldwide, Inc.	67,600	968,032
Viad Corp.	30,650	632,309

		3,683,615

TECHNOLOGY—16.4%
Axcelis Technologies, Inc. (a)	127,915	180,360
Black Box Corp.	19,865	562,974
Compuware Corp. (a)	118,000	853,140
CSG Systems International, Inc. (a)	17,750	338,848
EarthLink, Inc.	92,200	766,182
MicroStrategy, Inc., Class A (a)	6,350	597,027
National Semiconductor Corp.	54,850	842,496
Orbotech, Ltd. (a)	70,823	663,612

		4,804,639

UTILITIES—6.9%
ALLETE, Inc.	16,000	522,880
Cleco Corp.	30,800	841,764
NII Holdings, Inc. (a)	19,500	654,810

		2,019,454

Total Common Stocks (Cost $25,790,379)		28,280,325

RIGHTS—0.0%
Consumer Discretionary—0.0%
Voyager Learning Co., CVR	79,600	—

Total Rights (Cost $0)		—

INVESTMENT COMPANIES—5.2%
Federated Treasury Obligations Fund, Institutional Shares	1,535,057	1,535,057

Total Investment Company (Cost $1,535,057)		1,535,057

	Principal Amount
SHORT TERM INVESTMENTS—0.0%
BNY Institutional Cash Reserve, Series B	$37,886	7,388

Total Short Term Investments (Cost $37,886)		7,388

TOTAL INVESTMENTS
(Cost $27,363,322)—101.8%		29,822,770

NET OTHER ASSETS (LIABILITIES)—(1.8)%		(534,661)

NET ASSETS—100.0%		$29,288,109

*	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(a)	Represents non-income producing security.

CVR—Contingent Value Right

See accompanying notes to Schedule of Portfolio Investments.

Sterling Capital Small Cap Value Fund

Notes to Schedule of Portfolio Investments

December 31, 2009 (Unaudited)

A. Securities Valuation: Investments of the Fund in securities the principal market for which is a securities exchange or an over-the counter market are valued at their latest available sales price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price), or, absent such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. Securities the principal market for which is not a securities exchange are valued at their latest bid quotation in such principal market. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”). Short-term securities are valued either at amortized cost or original cost plus interest, which approximates current value.

Securities for which market prices are not readily available or deemed unreliable are valued as determined by the BB&T Funds’ Pricing Committee (“Pricing Committee”) in their best judgment pursuant to procedures established by and under the general supervision of the Board. Some of the more common reasons that may necessitate that a security be valued by the Pricing Committee include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or an event occurs that materially affects the furnished price. There were no securities valued by the Pricing Committee as of December 31, 2009.

B. Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

C. Fair Value Measurements: The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Sterling Capital Small Cap Value Fund

Notes to Schedule of Portfolio Investments—(Continued)

December 31, 2009 (Unaudited)

The summary of inputs used to value each Fund’s investments as of December 31, 2009 is as follows:

Investments in Securities	Level 1—Quoted Prices*	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Total Fair Value
Common Stocks	$28,280,325	$—	$—	$28,280,325
Investment Companies	1,535,057	—	—	1,535,057
Securities Held as Collateral for Securities on Loan	—	7,388	—	7,388

Total	$29,815,382	$7,388	$—	$29,822,770

*	Industry classifications as defined on the Schedule of Portfolio Investments.

D. Security Loans: The Fund may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable letters of credit, U.S. dollars, cash or other forms of collateral as may be agreed between the Trust and Mellon Bank, N.A., the lending agent (“Mellon”). The Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of the Fund’s securities to a borrower, Mellon is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral which will cause the total collateral to be equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. The Fund bear all of the gains and losses on such investments. Cash collateral received by the Fund at December 31, 2009, was invested in the BNY Institutional Cash Reserve Fund (“ICRF”) Series A and B, an unregistered investment pool managed by Mellon, which was invested in repurchase agreements and Lehman Brothers.

The net asset value of a Fund may be affected by an increase or decrease in the value of the securities loaned or by an increase or decrease in the value of the ICRF or any other investment vehicle in which cash collateral may be invested. At December 31, 2009, the ICRF held investments in Lehman Brothers (Series B) which was in default. The default resulted in the value of the ICRF being less than the amount of collateral owed back to the borrowing brokers.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Fund is indemnified from losses resulting from brokers failing to return securities. As the securities lending agent for the Fund, Mellon receives for its services 20% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the advisor or the distributor. In connection with lending securities, the Fund may pay reasonable administrative and custodial fees. As of December 31, 2009, the Fund had no loans outstanding.

E. Tax Disclosure: Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Sterling Capital Small Cap Value Fund

Notes to Schedule of Portfolio Investments—(Continued)

December 31, 2009 (Unaudited)

At September 30, 2009, the Fund had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is possible that the gains that are offset will not be distributed to shareholders.

Amount	Expires
$1,483,067	2017

At December 31, 2009, the book cost, which approximates federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$27,325,436	$4,181,081	$(1,691,135)	$2,489,946

For additional information regarding the accounting policies of the Sterling Capital Small Cap Value Fund, refer to the Fund’s most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BB&T Funds

By (Signature and Title)	/S/ E.G. PURCELL, III
E.G. Purcell, III, President (principal executive officer)

Date 2/25/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ E.G. PURCELL, III
E.G. Purcell, III, President (principal executive officer)

Date 2/25/10

By (Signature and Title)	/S/ ANDREW J. MCNALLY
Andrew J. McNally, Treasurer (principal financial officer)

Date 2/25/10